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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Classic Balanced Fund
			Schedule of Investments 10/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			PREFERRED STOCKS - 0.5%
			Banks - 0.3%
			Diversified Banks - 0.3%
	2,699	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$71,847
	5,958	6.00	US Bancorp, Floating Rate Note (Perpetual)	161,223
	13,206	6.50	US Bancorp, Floating Rate Note (Perpetual)	387,068
				$620,138
			Regional Banks - 0.0%†
	1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$104,531
			Total Banks	$724,669
			Diversified Financials - 0.0%†
			Asset Management & Custody Banks - 0.0%†
	1,400	5.90	State Street Corp., Floating Rate Note, 12/31/73	$36,540
			Total Diversified Financials	$36,540
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	20,876	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$513,132
			Total Insurance	$513,132
			TOTAL PREFERRED STOCKS
			(Cost $1,211,883)	$1,274,341

			CONVERTIBLE PREFERRED STOCKS - 0.4%
			Banks - 0.4%
			Diversified Banks - 0.4%
	700		Wells Fargo & Co., 7.5% (Perpetual)	$842,800
			Total Banks	$842,800
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $730,069)	$842,800
	Shares
			COMMON STOCKS - 62.8%
			Energy - 7.8%
			Integrated Oil & Gas - 0.6%
	15,349		Occidental Petroleum Corp.	$1,364,987
			Oil & Gas Exploration & Production - 2.8%
	39,326		ConocoPhillips	$2,837,371
	15,062		EOG Resources, Inc.	1,431,643
	23,112		EQT Corp.	2,173,452
				$6,442,466
			Oil & Gas Refining & Marketing - 1.2%
	20,497		Marathon Petroleum Corp. *	$1,863,177
	13,473		Phillips 66	1,057,630
				$2,920,807
			Oil & Gas Storage & Transportation - 3.2%
	24,371		Kinder Morgan, Inc./DE	$943,158
	31,389		ONEOK, Inc.	1,850,068
	40,426		Spectra Energy Corp.	1,581,869
	12,480		Targa Resources Corp.	1,605,302
	28,679		The Williams Companies, Inc.	1,591,971
				$7,572,368
			Total Energy	$18,300,628
			Materials - 1.8%
			Commodity Chemicals - 1.2%
	29,936		LyondellBasell Industries NV	$2,743,036
			Fertilizers & Agricultural Chemicals - 0.6%
	12,850		Monsanto Co.	$1,478,264
			Total Materials	$4,221,300
			Capital Goods - 5.3%
			Aerospace & Defense - 1.6%
	25,882		Honeywell International, Inc.	$2,487,778
	12,780		United Technologies Corp.	1,367,460
				$3,855,238
			Electrical Components & Equipment - 1.5%
	26,089		Eaton Corp. Plc	$1,784,227
	14,305		Rockwell Automation, Inc.	1,607,167
				$3,391,394
			Construction & Farm Machinery & Heavy Trucks - 0.7%
	10,587		Cummins, Inc.	$1,547,608
			Industrial Machinery - 1.5%
	22,869		Ingersoll-Rand Plc	$1,432,057
	7,556		Parker-Hannifin Corp.	959,839
	8,394		Snap-on, Inc.	1,109,183
				$3,501,079
			Total Capital Goods	$12,295,319
			Commercial Services & Supplies - 1.1%
			Diversified Support Services - 1.1%
	29,300		G&K Services, Inc.	$1,847,951
	23,516		KAR Auction Services, Inc.	713,946
				$2,561,897
			Total Commercial Services & Supplies	$2,561,897
			Transportation - 0.7%
			Airlines - 0.7%
	37,740		American Airlines Group, Inc.	$1,560,549
			Total Transportation	$1,560,549
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
	93,979		Ford Motor Co.	$1,324,164
			Total Automobiles & Components	$1,324,164
			Media - 3.0%
			Broadcasting - 0.4%
	16,972		CBS Corp. (Class B)	$920,222
			Cable & Satellite - 0.5%
	19,000		Comcast Corp.	$1,051,650
			Movies & Entertainment - 1.3%
	50,546		Regal Entertainment Group	$1,119,594
	21,547		The Walt Disney Co.	1,968,965
				$3,088,559
			Publishing - 0.8%
	59,040		Gannett Co, Inc.	$1,859,760
			Total Media	$6,920,191
			Retailing - 3.0%
			Department Stores - 0.7%
	29,009		Macy's, Inc.	$1,677,300
			Apparel Retail - 0.8%
	22,074		Ross Stores, Inc.	$1,781,813
			Home Improvement Retail - 1.1%
	46,664		Lowe's Companies, Inc.	$2,669,181
			Specialty Stores - 0.4%
	18,421		Vitamin Shoppe, Inc. *	$864,498
			Total Retailing	$6,992,792
			Food & Staples Retailing - 1.5%
			Drug Retail - 1.5%
	39,612		CVS Health Corp.	$3,399,106
			Total Food & Staples Retailing	$3,399,106
			Food, Beverage & Tobacco - 2.3%
			Soft Drinks - 0.3%
	16,624		Coca-Cola Enterprises, Inc.	$720,650
			Tobacco - 2.0%
	49,954		Altria Group, Inc.	$2,414,776
	37,430		Lorillard, Inc.	2,301,945
				$4,716,721
			Total Food, Beverage & Tobacco	$5,437,371
			Household & Personal Products - 0.5%
			Personal Products - 0.5%
	22,179		Nu Skin Enterprises, Inc.	$1,171,717
			Total Household & Personal Products	$1,171,717
			Health Care Equipment & Services - 2.4%
			Health Care Equipment - 0.6%
	19,681		Medtronic, Inc.	$1,341,457
			Health Care Distributors - 1.8%
	18,135		Cardinal Health, Inc.	$1,423,235
	14,397		McKesson Corp.	2,928,494
				$4,351,729
			Total Health Care Equipment & Services	$5,693,186
			Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
			Biotechnology - 3.0%
	25,579		Celgene Corp. *	$2,739,255
	39,220		Gilead Sciences, Inc. *	4,392,640
				$7,131,895
			Pharmaceuticals - 7.3%
	60,374		AbbVie, Inc.	$3,831,334
	12,248		Actavis plc *	2,973,080
	19,694		AstraZeneca Plc (A.D.R.)	1,436,480
	22,514		Johnson & Johnson	2,426,559
	10,583		Mallinckrodt Plc *	975,541
	37,390		Merck & Co., Inc.	2,166,377
	108,413		Pfizer, Inc.	3,246,969
				$17,056,340
			Total Pharmaceuticals, Biotechnology & Life Sciences	$24,188,235
			Banks - 3.9%
			Diversified Banks - 1.4%
	193,484		Bank of America Corp.	$3,320,185
			Regional Banks - 1.9%
	82,756		Regions Financial Corp.	$821,767
	32,260		The PNC Financial Services Group, Inc.	2,786,941
	26,582		Zions Bancorporation	770,081
				$4,378,789
			Thrifts & Mortgage Finance - 0.6%
	53,097		New York Community Bancorp, Inc.	$846,897
	39,623		People's United Financial, Inc.	579,288
				$1,426,185
			Total Banks	$9,125,159
			Diversified Financials - 2.7%
			Specialized Finance - 0.6%
	15,759		CME Group, Inc./IL	$1,320,762
			Consumer Finance - 0.8%
	30,204		Discover Financial Services, Inc.	$1,926,411
			Asset Management & Custody Banks - 1.0%
	87,287		Ares Capital Corp.	$1,395,719
	90,954		Medley Capital Corp.	1,056,885
				$2,452,604
			Investment Banking & Brokerage - 0.3%
	14,084		Lazard, Ltd.	$693,074
			Total Diversified Financials	$6,392,851
			Real Estate - 3.0%
			Hotel & Resort REIT - 1.3%
	91,605		Chesapeake Lodging Trust	$3,026,629
			Residential REIT - 0.7%
	40,523		American Campus Communities, Inc.	$1,591,338
			Specialized REIT - 1.0%
	23,261		CBS Outdoor Americas, Inc.	$707,832
	47,706		Iron Mountain, Inc.	1,720,755
				$2,428,587
			Total Real Estate	$7,046,554
			Software & Services - 6.1%
			Internet Software & Services - 3.7%
	37,251		eBay, Inc. *	$1,955,678
	26,977		Facebook, Inc. *	2,023,005
	4,422		Google, Inc. (Class A) *	2,511,121
	3,914		Google, Inc. (Class C)	2,188,239
				$8,678,043
			Systems Software - 2.4%
	119,258		Microsoft Corp.	$5,599,161
			Total Software & Services	$14,277,204
			Technology Hardware & Equipment - 3.8%
			Communications Equipment - 0.4%
	6,850		F5 Networks, Inc. *	$842,413
			Computer Storage & Peripherals - 3.4%
	44,830		Apple, Inc.	$4,841,640
	109,128		EMC Corp.	3,135,247
				$7,976,887
			Total Technology Hardware & Equipment	$8,819,300
			Semiconductors & Semiconductor Equipment - 2.0%
			Semiconductors - 2.0%
	18,449		Analog Devices, Inc.	$915,439
	41,846		Intel Corp.	1,423,182
	32,725		Microchip Technology, Inc.	1,410,775
	20,906		Xilinx, Inc.	929,899
				$4,679,295
			Total Semiconductors & Semiconductor Equipment	$4,679,295
			Telecommunication Services - 1.0%
			Integrated Telecommunication Services - 1.0%
	48,265		Verizon Communications, Inc.	$2,425,316
			Total Telecommunication Services	$2,425,316
			TOTAL COMMON STOCKS
			(Cost $115,585,120)	$146,832,134
	Principal Amount ($)
			ASSET BACKED SECURITIES - 1.4%
			Health Care Equipment & Services - 0.1%
			Health Care Distributors - 0.1%
	399,167		STORE Master Funding LLC, 4.21%, 4/20/44 (144A)	$410,887
			Total Health Care Equipment & Services	$410,887
			Banks - 0.9%
			Thrifts & Mortgage Finance - 0.9%
	150,000	0.65	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	$149,035
	198,672		Credit-Based Asset Servicing and Securitization LLC, 4.82147%, 7/25/35 (Step)	202,566
	68,387		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	73,897
	98,048	0.40	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	89,755
	200,000		Nations Equipment Finance Funding II LLC, 3.276%, 1/20/19 (144A)	200,000
	265,000	1.73	NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34	250,648
	200,000	0.75	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	200,399
	154,206		STORE Master Funding LLC, 5.77%, 8/20/42 (144A)	164,810
	3,056	0.75	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	3,053
	87,704	0.28	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	87,250
	631,427		SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)	632,730
				$2,054,143
			Total Banks	$2,054,143
			Diversified Financials - 0.3%
			Specialized Finance - 0.1%
	305,000	0.59	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	$305,322
			Consumer Finance - 0.2%
	250,000		AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)	$257,892
	106,577		California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	106,990
				$364,882
			Total Diversified Financials	$670,204
			Government - 0.1%
			Government - 0.1%
	246,870	1.50	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	$246,721
			Total Government	$246,721
			TOTAL ASSET BACKED SECURITIES
			(Cost $3,358,759)	$3,381,955

			COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
			Banks - 4.1%
			Thrifts & Mortgage Finance - 4.1%
	281,305	0.46	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)	$270,726
	152,252		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	157,812
	314,801		Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	327,709
	51,938		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	52,801
	139,071		Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)	138,678
	91,791	2.33	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	91,593
	400,000	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	409,168
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	99,880
	168,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	167,107
	200,000	4.89	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	200,707
	200,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	201,500
	333,000	1.45	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	332,903
	91,074		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	87,979
	175,000		GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39	176,724
	227,726	0.77	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	217,751
	250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	263,192
	281,762	2.05	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	282,694
	1,227,688	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	1,258,587
	252,749	5.34	LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)	254,408
	157,940		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	160,778
	35,743	0.93	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29	30,729
	311,582	0.43	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	306,853
	694,627	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	708,394
	75,249		ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	75,249
	800,981		RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33	809,037
	429,426		RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	438,829
	89,392		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	91,396
	58,218	0.75	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	57,344
	96,545		Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34	99,895
	250,000	2.30	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	251,298
	95,596	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	90,610
	150,762	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	148,023
	238,759	1.45	Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)	238,929
	111,060	2.86	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	111,234
	112,217	2.37	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	111,425
	121,446	2.50	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34	120,361
	350,000		TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	367,399
	75,680		VOLT XX LLC, 3.625%, 2/1/39 (Step) (144A)	75,956
	104,495		VOLT XXIII LLC, 3.625%, 11/25/53 (Step)	105,109
	264,654	2.40	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	263,092
				$9,653,859
			Total Banks	$9,653,859
			Government - 1.0%
			Government - 1.0%
	781,530		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25	$820,250
	5,442		Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	5,460
	88,141	0.80	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24	91,152
	125,532	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	126,262
	82,279		Federal Home Loan Mortgage Corp., 3.0%, 10/15/38	85,237
	83,040	0.47	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	83,429
	134,683	3.43	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/39	133,627
	123,630	0.45	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36	123,934
	359,490	0.60	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41	362,355
	57,127	0.70	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	57,738
	147,691	0.55	Federal National Mortgage Association, Floating Rate Note, 2/25/41	148,476
	109,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	112,695
	56,243	0.65	Government National Mortgage Association, Floating Rate Note, 11/20/30	56,657
				$2,207,272
			Total Government	$2,207,272
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $11,736,565)	$11,861,131

			CORPORATE BONDS - 16.3%
			Energy - 2.6%
			Oil & Gas Drilling - 0.4%
	250,000		Ensco Plc, 4.5%, 10/1/24	$253,184
	225,000		Pride International, Inc., 6.875%, 8/15/20	263,004
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	99,589
	250,000		Transocean, Inc., 6.375%, 12/15/21	262,714
				$878,491
			Oil & Gas Equipment & Services - 0.1%
	205,000		Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	$261,968
			Integrated Oil & Gas - 0.2%
	175,000		Ecopetrol SA, 4.25%, 9/18/18	$186,375
	250,000		Statoil ASA, 2.9%, 11/8/20	256,410
				$442,785
			Oil & Gas Exploration & Production - 0.2%
	200,000		Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)	$228,250
	400,000		Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	351,000
				$579,250
			Oil & Gas Refining & Marketing - 0.5%
	300,000		GS Caltex Corp., 3.25%, 10/1/18 (144A)	$307,630
	360,000		Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	404,535
	370,000		Valero Energy Corp., 9.375%, 3/15/19	472,022
				$1,184,187
			Oil & Gas Storage & Transportation - 1.0%
	125,000		Buckeye Partners LP, 6.05%, 1/15/18	$139,215
	200,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	255,839
	250,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	246,875
	250,000		Enterprise Products Operating LLC, 2.55%, 10/15/19	250,014
	425,000		Questar Pipeline Co., 5.83%, 2/1/18	474,271
	200,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	227,469
	242,000		The Williams Companies, Inc., 7.75%, 6/15/31	282,182
	200,000	6.35	TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67	202,000
	200,000		Williams Partners LP, 4.3%, 3/4/24	206,991
				$2,284,856
			Coal & Consumable Fuels - 0.1%
	250,000		Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$275,379
			Other Diversified Financial Services - 0.1%
	250,000		Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	$261,098
			Total Energy	$6,168,014
			Materials - 1.0%
			Diversified Chemicals - 0.1%
	250,000		FMC Corp., 4.1%, 2/1/24	$258,942
			Fertilizers & Agricultural Chemicals - 0.1%
	200,000		Monsanto Co., 1.15%, 6/30/17	$199,228
			Specialty Chemicals - 0.1%
	200,000		Cytec Industries, Inc., 3.5%, 4/1/23	$198,127
			Construction Materials - 0.1%
	125,000		Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	$144,333
			Diversified Metals & Mining - 0.3%
	350,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)	$311,500
	425,000		Vale Canada, Ltd., 7.2%, 9/15/32	482,381
				$793,881
			Gold - 0.1%
	150,000		Barrick Gold Corp., 5.8%, 11/15/34	$151,587
			Steel - 0.2%
	200,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$199,211
	200,000		Samarco Mineracao SA, 5.75%, 10/24/23 (144A)	207,500
	150,000		Worthington Industries, Inc., 4.55%, 4/15/26	157,374
				$564,085
			Total Materials	$2,310,183
			Capital Goods - 0.8%
			Aerospace & Defense - 0.1%
	200,000		Rockwell Collins, Inc., 3.7%, 12/15/23	$209,554
			Building Products - 0.1%
	175,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	$188,562
			Industrial Conglomerates - 0.1%
	200,000		3M Co., 1.625%, 6/15/19	$198,381
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	250,000		Cummins, Inc., 5.65%, 3/1/98	$288,116
	130,000		Cummins, Inc., 6.75%, 2/15/27	165,280
	250,000		Wabtec Corp. Delaware, 4.375%, 8/15/23	262,991
				$716,387
			Industrial Machinery - 0.1%
	200,000		CNH Industrial Capital LLC, 3.375%, 7/15/19 (144A)	$194,500
	51,000		Valmont Industries, Inc., 6.625%, 4/20/20	60,313
				$254,813
			Trading Companies & Distributors - 0.1%
	175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$199,500
			Total Capital Goods	$1,767,197
			Transportation - 0.2%
			Airlines - 0.1%
	146,423		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$147,155
	3,273		Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17	3,412
	72,510		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	77,223
				$227,790
			Railroads - 0.1%
	150,000		Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$166,791
			Total Transportation	$394,581
			Automobiles & Components - 0.1%
			Auto Parts & Equipment - 0.1%
	145,000		Delphi Corp., 4.15%, 3/15/24	$148,765
			Automobile Manufacturers - 0.0%†
	55,000		Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)	$55,904
	70,000		Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	70,677
				$126,581
			Total Automobiles & Components	$275,346
			Consumer Services - 0.2%
			Hotels, Resorts & Cruise Lines - 0.1%
	250,000		Marriott International, Inc. Delaware, 3.125%, 10/15/21	$249,992
	120,000		Marriott International, Inc. Delaware, 3.375%, 10/15/20	123,979
				$373,971
			Restaurants - 0.1%
	140,000		Starbucks Corp., 0.875%, 12/5/16	$140,143
			Total Consumer Services	$514,114
			Media - 0.6%
			Broadcasting - 0.3%
	512,000		21st Century Fox America, Inc., 7.3%, 4/30/28	$650,371
			Cable & Satellite - 0.1%
	125,000		British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$140,632
	100,000		Time Warner Cable, Inc., 8.25%, 4/1/19	124,180
	50,000		Time Warner Cable, Inc., 8.75%, 2/14/19	62,804
				$327,616
			Publishing - 0.2%
	95,000		Thomson Reuters Corp., 0.875%, 5/23/16	$95,043
	250,000		Thomson Reuters Corp., 1.3%, 2/23/17	249,923
				$344,966
			Total Media	$1,322,953
			Retailing - 0.2%
			Catalog Retail - 0.1%
	225,000		QVC, Inc., 4.45%, 2/15/25 (144A)	$219,193
			Apparel Retail - 0.1%
	250,000		The TJX Companies, Inc., 2.75%, 6/15/21	$249,588
			Total Retailing	$468,781
			Food & Staples Retailing - 0.1%
			Drug Retail - 0.1%
	168,914		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$184,116
	113,184		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	129,893
				$314,009
			Total Food & Staples Retailing	$314,009
			Food, Beverage & Tobacco - 0.3%
			Brewers - 0.0%†
	55,000		Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$66,700
			Agricultural Products - 0.2%
	410,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$460,464
			Packaged Foods & Meats - 0.1%
	250,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$255,860
			Total Food, Beverage & Tobacco	$783,024
			Household & Personal Products - 0.2%
			Household Products - 0.2%
	200,000		Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)	$208,108
	200,000		Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)	201,833
				$409,941
			Total Household & Personal Products	$409,941
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
	150,000		Boston Scientific Corp., 2.65%, 10/1/18	$151,564
			Managed Health Care - 0.0%†
	100,000		WellPoint, Inc., 3.3%, 1/15/23	$98,899
			Total Health Care Equipment & Services	$250,463
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Pharmaceuticals - 0.1%
	175,000		Mylan, Inc. Pennsylvania, 2.55%, 3/28/19	$174,358
			Total Pharmaceuticals, Biotechnology & Life Sciences	$174,358
			Banks - 1.5%
			Diversified Banks - 0.9%
	200,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	$210,664
	300,000		Export-Import Bank of Korea, 2.875%, 9/17/18	308,463
	200,000		HSBC Holdings Plc, 4.875%, 1/14/22	223,677
	250,000		Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	255,252
	200,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	232,066
	250,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	286,988
	250,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	259,834
	150,000		Royal Bank of Canada, 1.45%, 9/9/16	151,463
	200,000		Wells Fargo & Co., 4.125%, 8/15/23	208,600
				$2,137,007
			Regional Banks - 0.6%
	138,000		BB&T Corp., 1.6%, 8/15/17	$138,513
	250,000		HSBC Bank USA NA New York NY, 6.0%, 8/9/17	278,557
	300,000		SunTrust Bank, 1.35%, 2/15/17	300,634
	600,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	654,900
				$1,372,604
			Total Banks	$3,509,611
			Diversified Financials - 1.9%
			Other Diversified Financial Services - 1.0%
	290,000		Alterra Finance LLC, 6.25%, 9/30/20	$336,738
	400,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	452,176
	250,000		General Electric Capital Corp., 5.625%, 9/15/17	279,492
	420,000		General Electric Capital Corp., 6.75%, 3/15/32	558,473
	100,000		Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)	102,546
	700,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	663,250
				$2,392,675
			Specialized Finance - 0.1%
	200,000		BM&FBovespa SA, 5.5%, 7/16/20 (144A)	$214,500
			Consumer Finance - 0.3%
	360,000		Capital One Bank USA NA, 8.8%, 7/15/19	$454,220
	150,000		Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)	149,534
				$603,754
			Asset Management & Custody Banks - 0.3%
	100,000		Franklin Resources, Inc., 3.125%, 5/20/15	$101,431
	300,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	329,032
	250,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	236,562
				$667,025
			Investment Banking & Brokerage - 0.2%
	250,000		Morgan Stanley, 4.1%, 5/22/23	$252,333
	250,000		Raymond James Financial, Inc., 5.625%, 4/1/24	284,096
				$536,429
			Total Diversified Financials	$4,414,383
			Insurance - 2.5%
			Insurance Brokers - 0.1%
	250,000		Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$301,050
			Life & Health Insurance - 0.4%
	220,000		Principal Financial Group, Inc., 3.3%, 9/15/22	$221,209
	335,000		Protective Life Corp., 7.375%, 10/15/19	408,093
	200,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	207,500
	150,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	159,000
				$995,802
			Multi-line Insurance - 0.2%
	250,000		AXA SA, 8.6%, 12/15/30	$336,562
	200,000		New York Life Global Funding, 1.125%, 3/1/17 (144A)	200,317
				$536,879
			Property & Casualty Insurance - 0.6%
	200,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	$207,046
	200,000		QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	200,076
	250,000		The Hanover Insurance Group, Inc., 6.375%, 6/15/21	286,055
	400,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	473,670
	100,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	122,582
				$1,289,429
			Reinsurance - 1.2%
	200,000	6.38	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	$208,500
	250,000	5.28	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	256,425
	260,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	271,738
	250,000	9.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	256,000
	450,000		Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	505,064
	250,000	5.30	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	255,800
	250,000	3.01	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)	253,475
	250,000	4.01	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	255,125
	280,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	310,313
	250,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	262,493
				$2,834,933
			Total Insurance	$5,958,093
			Real Estate - 0.8%
			Diversified REIT - 0.3%
	200,000		ARC Properties Operating Partnership LP, 2.0%, 2/6/17	$195,315
	200,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	205,659
	60,000		Digital Realty Trust LP, 5.875%, 2/1/20	67,042
	113,000		Hospitality Properties Trust, 5.0%, 8/15/22	119,119
				$587,135
			Health Care REIT - 0.2%
	382,000		Senior Housing Properties Trust, 6.75%, 4/15/20	$436,212
			Office REIT - 0.3%
	110,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$116,034
	65,000		BioMed Realty LP, 4.25%, 7/15/22	67,009
	260,000		Corporate Office Properties LP, 3.6%, 5/15/23	250,360
	250,000		Highwoods Realty LP, 3.625%, 1/15/23	249,026
				$682,429
			Specialized REIT - 0.0%†
	50,000		CubeSmart LP, 4.8%, 7/15/22	$53,820
			Total Real Estate	$1,759,596
			Software & Services - 0.0%†
			Data Processing & Outsourced Services - 0.0%†
	44,000		First Data Corp., 8.25%, 1/15/21 (144A)	$47,740
			Total Software & Services	$47,740
			Technology Hardware & Equipment - 0.1%
			Communications Equipment - 0.1%
	150,000		Cisco Systems, Inc., 2.9%, 3/4/21	$153,721
			Total Technology Hardware & Equipment	$153,721
			Semiconductors & Semiconductor Equipment - 0.4%
			Semiconductor Equipment - 0.1%
	185,000		KLA-Tencor Corp., 6.9%, 5/1/18	$214,191
			Semiconductors - 0.3%
	250,000		Altera Corp., 2.5%, 11/15/18	$252,503
	225,000		Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19	224,527
	200,000		Texas Instruments, Inc., 0.875%, 3/12/17	199,877
	150,000		Xilinx, Inc., 3.0%, 3/15/21	150,646
				$827,553
			Total Semiconductors & Semiconductor Equipment	$1,041,744
			Telecommunication Services - 1.0%
			Integrated Telecommunication Services - 0.7%
	225,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)	$229,942
	350,000		Telefonica Emisiones SAU, 5.462%, 2/16/21	392,801
	300,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	334,523
	195,000		Verizon Communications, Inc., 5.012%, 8/21/54 (144A)	198,434
	196,000		Verizon Communications, Inc., 6.55%, 9/15/43	247,079
	97,000		Verizon Communications, Inc., 8.75%, 11/1/18	121,058
				$1,523,837
			Wireless Telecommunication Services - 0.3%
	240,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$264,862
	250,000		Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)	265,967
	140,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	161,751
	100,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)	105,315
				$797,895
			Total Telecommunication Services	$2,321,732
			Utilities - 1.6%
			Electric Utilities - 1.3%
	225,000		Commonwealth Edison Co., 6.15%, 9/15/17	$254,646
	100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	112,274
	250,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	259,375
	270,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)	299,809
	200,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	233,500
	85,623		FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)	83,916
	18,269		FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	18,063
	560,000		Iberdrola International BV, 6.75%, 7/15/36	698,233
	200,000		Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)	216,100
	200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	224,400
	125,000		Nevada Power Co., 6.5%, 8/1/18	146,104
	78,527		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	81,079
	275,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	327,783
				$2,955,282
			Gas Utilities - 0.1%
	250,000		Southern California Gas Co., 5.125%, 11/15/40	$295,208
			Multi-Utilities - 0.2%
	415,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$466,820
			Independent Power Producers & Energy Traders - 0.0%†
	83,010		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$95,732
			Total Utilities	$3,813,042
			TOTAL CORPORATE BONDS
			(Cost $35,314,212)	$38,172,626

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.0%
	1,500,000		Fannie Mae, 3.5%, 11/13/13	$1,551,093
	165,735		Fannie Mae, 4.0%, 1/1/41	176,201
	611,343		Fannie Mae, 4.0%, 2/1/41	649,919
	785,562		Fannie Mae, 4.0%, 2/1/41	835,303
	837,809		Fannie Mae, 4.0%, 7/1/43	890,545
	422,425		Fannie Mae, 4.0%, 8/1/43	449,015
	711,489		Fannie Mae, 4.0%, 9/1/40	757,021
	45,732		Fannie Mae, 4.5%, 11/1/20	48,485
	9,871		Fannie Mae, 4.5%, 12/1/43	10,817
	747,705		Fannie Mae, 4.5%, 12/1/43	811,682
	669,180		Fannie Mae, 4.5%, 4/1/41	726,872
	982,866		Fannie Mae, 4.5%, 6/1/40	1,067,743
	10,295		Fannie Mae, 5.0%, 12/1/17	10,867
	39,427		Fannie Mae, 5.0%, 5/1/18	41,635
	76,248		Fannie Mae, 5.0%, 6/1/37	84,414
	177,849		Fannie Mae, 5.5%, 10/1/35	199,385
	23,077		Fannie Mae, 5.5%, 12/1/34	25,919
	90,510		Fannie Mae, 5.5%, 12/1/35	101,404
	85,706		Fannie Mae, 5.5%, 12/1/35	96,024
	7,537		Fannie Mae, 5.5%, 2/1/18	7,965
	98,523		Fannie Mae, 5.5%, 3/1/23	108,482
	10,494		Fannie Mae, 5.5%, 3/1/34	11,706
	77,964		Fannie Mae, 5.5%, 5/1/37	86,971
	290,798		Fannie Mae, 5.5%, 5/1/38	324,391
	5,732		Fannie Mae, 5.5%, 7/1/23	6,394
	3,961		Fannie Mae, 5.5%, 9/1/17	4,185
	5,543		Fannie Mae, 6.0%, 1/1/29	6,342
	52,512		Fannie Mae, 6.0%, 10/1/37	59,467
	44,638		Fannie Mae, 6.0%, 12/1/33	50,872
	29,257		Fannie Mae, 6.0%, 12/1/37	33,071
	7,764		Fannie Mae, 6.0%, 3/1/33	8,820
	5,033		Fannie Mae, 6.0%, 8/1/32	5,747
	1,813		Fannie Mae, 6.0%, 9/1/29	2,075
	37		Fannie Mae, 6.5%, 1/1/15	37
	16,708		Fannie Mae, 6.5%, 10/1/32	19,136
	21,651		Fannie Mae, 6.5%, 12/1/21	24,573
	26,322		Fannie Mae, 6.5%, 4/1/29	30,052
	45,731		Fannie Mae, 6.5%, 5/1/32	53,025
	6,049		Fannie Mae, 6.5%, 7/1/29	6,865
	33,502		Fannie Mae, 6.5%, 9/1/32	39,210
	35,946		Fannie Mae, 7.0%, 1/1/36	43,584
	34,680		Fannie Mae, 7.0%, 10/1/19	37,582
	1,150		Fannie Mae, 8.0%, 10/1/30	1,423
	2,729		Fannie Mae, 8.0%, 2/1/29	3,081
	5,605		Fannie Mae, 8.0%, 3/1/31	6,666
	1,170		Fannie Mae, 8.0%, 4/1/20	1,281
	426		Fannie Mae, 8.0%, 4/1/30	505
	398		Fannie Mae, 8.0%, 5/1/31	457
	505		Fannie Mae, 8.0%, 7/1/30	597
	293,251		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	312,274
	742,623		Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	767,331
	454,700		Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	482,915
	428,696		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	455,298
	1,127,897		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	1,197,885
	487,137		Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	517,365
	734,563		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	780,144
	493,803		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	524,444
	1,497,836		Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	1,590,779
	345,556		Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	374,681
	438,877		Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	475,616
	237,362		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	257,375
	131,592		Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	143,319
	51,385		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	56,971
	103,155		Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	113,972
	7,968		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	8,428
	46,581		Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	52,412
	42,553		Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	48,020
	68,537		Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	77,342
	35,867		Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	40,475
	15,489		Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	17,554
	75,486		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	85,100
	113,133	2.02	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35	113,512
	1,290,859		Government National Mortgage Association I, 4.0%, 9/15/41	1,381,923
	70,009		Government National Mortgage Association I, 5.0%, 2/15/18	74,264
	72,681		Government National Mortgage Association I, 5.0%, 2/15/18	77,098
	22,554		Government National Mortgage Association I, 5.5%, 8/15/33	25,311
	29,093		Government National Mortgage Association I, 5.5%, 9/15/33	32,864
	27,053		Government National Mortgage Association I, 6.0%, 10/15/33	31,275
	34,956		Government National Mortgage Association I, 6.0%, 9/15/34	40,139
	198,544		Government National Mortgage Association I, 6.0%, 9/15/38	224,801
	28,602		Government National Mortgage Association I, 6.5%, 10/15/28	33,476
	44,123		Government National Mortgage Association I, 6.5%, 12/15/32	51,959
	59,049		Government National Mortgage Association I, 6.5%, 5/15/31	67,873
	36,954		Government National Mortgage Association I, 6.5%, 5/15/33	42,049
	41,073		Government National Mortgage Association I, 6.5%, 6/15/32	47,532
	2,651		Government National Mortgage Association I, 7.0%, 4/15/28	2,964
	635		Government National Mortgage Association I, 7.0%, 8/15/28	739
	3,423		Government National Mortgage Association I, 8.0%, 2/15/30	3,475
	61,866		Government National Mortgage Association II, 5.5%, 2/20/34	70,298
	63,481		Government National Mortgage Association II, 5.5%, 4/20/35	70,511
	88,351		Government National Mortgage Association II, 6.5%, 11/20/28	103,668
	3,576		Government National Mortgage Association II, 7.5%, 9/20/29	4,387
	250,000		U.S. Treasury Bonds, 3.125%, 2/15/43	252,949
	370,000		U.S. Treasury Bonds, 5.25%, 11/15/28	484,006
	350,000		U.S. Treasury Bonds, 5.375%, 2/15/31	472,719
	230,000	0.07	U.S. Treasury Note, Floating Rate Note, 1/31/16	229,989
	1,130,000	0.09	U.S. Treasury Note, Floating Rate Note, 7/31/16	1,130,399
	100,000		U.S. Treasury Notes, 2.625%, 11/15/20	104,117
	165,000		U.S. Treasury Notes, 3.125%, 5/15/19	176,460
	115,000		U.S. Treasury Notes, 3.375%, 11/15/19	124,595
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $22,710,604)	$23,373,958

			FOREIGN GOVERNMENT BONDS - 0.1%
	200,000		Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)	$212,000
EURO	75,000		Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A) (144A)	113,284
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $297,557)	$325,284

			MUNICIPAL BONDS - 1.7%
			Municipal Airport - 0.3%
	250,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$272,380
	400,000		Massachusetts Port Authority, 5.0%, 7/1/16	429,208
				$701,588
			Municipal Education - 0.1%
	100,000		Massachusetts Development Finance Agency, 4.844%, 9/1/43	$112,191

			Municipal General - 0.1%
	100,000		Central Texas Regional Mobility Authority, 1/1/25 (c)	$66,522
	200,000		JobsOhio Beverage System, 3.985%, 1/1/29	204,970
				$271,492
			Higher Municipal Education - 0.7%
	100,000		Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47	$96,145
	100,000		Massachusetts Development Finance Agency, 5.0%, 3/1/39	112,614
	150,000		Massachusetts Development Finance Agency, 5.0%, 7/1/43	171,387
	250,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	325,768
	300,000		The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19	335,818
	250,000		The George Washington University, 1.827%, 9/15/17	250,552
	137,000		The George Washington University, 3.485%, 9/15/22	139,405
	200,000		University of California, 4.062%, 5/15/33	204,594
	100,000		Virginia College Building Authority, 4.0%, 9/1/26	110,358
				$1,746,641
			Municipal Medical - 0.1%
	150,000		Massachusetts Development Finance Agency, 5.0%, 7/1/39	$170,532

			Municipal Power - 0.1%
	250,000		Energy Northwest, 5.0%, 7/1/35	$285,295

			Municipal Transportation - 0.1%
	180,000		Maine Turnpike Authority, 5.0%, 7/1/42	$201,346

			Municipal Water - 0.1%
	150,000		County of King Washington Sewer Revenue, 4.25%, 1/1/36	$161,112

			Municipal Obligation - 0.1%
	250,000		City of Irving Texas, 4.0%, 9/15/27	$273,780

			TOTAL MUNICIPAL BONDS
			(Cost $3,676,831)	$3,923,977

			SENIOR FLOATING RATE LOAN INTERESTS - 1.1%**
			Capital Goods - 0.2%
			Aerospace & Defense - 0.2%
	99,237	3.25	Spirit AeroSystems, Inc., Term Loan B, 9/30/20	$98,027
	292,500	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	287,381
				$385,408
			Total Capital Goods	$385,408
			Transportation - 0.0%†
			Trucking - 0.0%†
	76,513	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$76,194
			Total Transportation	$76,194
			Automobiles & Components - 0.2%
			Automobile Manufacturers - 0.2%
	483,750	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$481,734
			Total Automobiles & Components	$481,734
			Consumer Durables & Apparel - 0.0%†
			Apparel, Accessories & Luxury Goods - 0.0%†
	87,773	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$88,102
			Total Consumer Durables & Apparel	$88,102
			Media - 0.1%
			Broadcasting - 0.0%†
	74,248	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	$72,453
			Movies & Entertainment - 0.1%
	163,788	3.25	Kasima LLC, Term Loan, 5/17/21	$162,252
			Total Media	$234,705
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
	150,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	$149,456
			Total Diversified Financials	$149,456
			Technology Hardware & Equipment - 0.2%
			Communications Equipment - 0.2%
	172,814	2.73	Commscope, Inc., Tranche 3 Term Loan, 1/21/17	$172,382
	259,220	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	259,058
				$431,440
			Total Technology Hardware & Equipment	$431,440
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	129,675	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$129,443
			Total Semiconductors & Semiconductor Equipment	$129,443
			Utilities - 0.2%
			Electric Utilities - 0.2%
	368,557	4.75	Atlantic Power LP, Term Loan, 2/20/21	$367,175
	223,309	2.74	Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22	217,726
				$584,901
			Total Utilities	$584,901
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $2,572,153)	$2,561,383

			TOTAL INVESTMENT IN SECURITIES - 99.4%
			(Cost $197,193,753) (a)	$232,549,589
			OTHER ASSETS & LIABILITIES - 0.6%	$1,448,658
			TOTAL NET ASSETS - 100.0%	$233,998,247

	*		Non-income producing security.

	†		Amount rounds to less than 0.1%.

	(A.D.R.)		American Depositary Receipt.

	(Perpetual)		Security with no stated maturity date.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT		Real Estate Investment Trust

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2014, the value of these securities amounted to $19,835,818 or 8.5% of total net assets.

	(a)		At July 31, 2014, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $197,490,722 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$36,435,025

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(1,376,158)

			Net unrealized appreciation	$35,058,867

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	EURO		Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Preferred stocks
Banks
Regional Banks	$-	$104,531	$-	$104,531
All Other Preferred stocks	1,169,810	-	-	1,169,810
Convertible preferred stock	842,800	-	-	842,800
Common stocks	146,832,134	-	-	146,832,134
Asset backed securities	-	3,381,955	-	3,381,955
Collateralized mortgage obligations	-	11,861,131	-	11,861,131
Corporate bonds	-	38,172,626	-	38,172,626
U.S. government and agency obligations	-	23,373,958	-	23,373,958
Foreign government bonds	-	325,284	-	325,284
Municipal bonds	-	3,923,977	-	3,923,977
Senior Floating Rate Loan Interests	-	2,561,383	-	2,561,383
Total	$148,844,744	$83,704,845	-	$232,549,589

Other Financial Instruments
Net unrealized appreciation on futures contracts	$5,977	$-	-	$5,977
Total Other Financial Instruments	$5,977	$-	-	$5,977

During the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

		Pioneer Government Income Fund
		Schedule of Investments 10/31/14 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		ASSET BACKED SECURITIES - 6.1%
		Diversified Financials - 6.1%
		Other Diversified Financial Services - 4.4%
2,000,000	0.98	SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)	$2,005,180
322,675		Small Business Administration Participation Certificates, 4.2%, 9/1/29	347,384
621,490		Small Business Administration Participation Certificates, 4.625%, 2/1/25	660,392
741,150		Small Business Administration Participation Certificates, 4.84%, 5/1/25	797,797
703,135		Small Business Administration Participation Certificates, 5.37%, 4/1/28	780,841
473,645		Small Business Administration Participation Certificates, 5.63%, 10/1/28	530,565
162,810		Small Business Administration Participation Certificates, 5.72%, 1/1/29	183,730
870,742		Small Business Administration Participation Certificates, 6.02%, 8/1/28	991,861
211,755		Small Business Administration Participation Certificates, 6.14%, 1/1/22	229,509
504,144		Small Business Administration Participation Certificates, 6.22%, 12/1/28	575,822
		Total Diversified Financials	$7,103,081
		TOTAL ASSET BACKED SECURITIES
		(Cost $6,666,761)	$7,103,081

		COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7%
12,877		Federal Home Loan Mortgage Corp.,REMICS, 5.0%, 6/15/34	$12,919
165,814	0.55	Federal Home Loan Mortgage Corp.,REMICS, Floating Rate Note, 12/15/20	166,901
1,050,994	3.34	Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43	1,094,586
1,830,300		Federal National Mortgage Association REMICS, 3.0%, 6/25/23	1,905,105
119,808		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	130,687
3,375,874		Federal National Mortgage Association, 4.92%, 7/25/20	3,374,294
1,484,587		Government National Mortgage Association REMICS, 2.1%, 2/16/48	1,488,910
944,378		Government National Mortgage Association REMICS, 3.25%, 4/16/27	980,103
121,230		Government National Mortgage Association, 5.25%, 8/16/35	134,914
495,202		Government National Mortgage Association, 6.0%, 6/16/32	555,514
2,000,000	4.69	Government National Mortgage Association, Floating Rate Note, 1/16/50	2,178,258
196,647	0.60	Government National Mortgage Association, Floating Rate Note, 12/16/29	197,723
645,593	5.14	Government National Mortgage Association, Floating Rate Note, 12/16/36	656,112
9,718	5.12	Government National Mortgage Association, Floating Rate Note, 12/16/46	9,709
1,711,319	1.01	Government National Mortgage Association, Floating Rate Note, 2/16/53	127,196
1,418,111	1.02	Government National Mortgage Association, Floating Rate Note, 3/16/53	100,798
2,279	5.78	Government National Mortgage Association, Floating Rate Note, 6/16/32	2,278
1,889,672	1.05	Government National Mortgage Association, Floating Rate Note, 9/16/52	145,495
1,370,091	2.75	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	1,425,751
295,541	3.51	La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)	304,407
655,101		Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32	729,292
1,328,722		Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35	1,429,342
			$17,150,294
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $16,859,802)	$17,150,294

		CORPORATE BOND - 0.5%
		Diversified Financials - 0.5%
		Other Diversified Financial Services - 0.5%
539,674		Helios Leasing I LLC, 2.018%, 5/29/24	$533,588
		TOTAL CORPORATE BOND
		(Cost $539,674)	$533,588

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.0%
1,000,000		Fannie Mae, 3.5%, 11/13/13	$1,034,062
1,320,792		Fannie Mae, 3.763%, 12/1/20	1,426,280
2,542,435		Fannie Mae, 4.0%, 10/1/41	2,702,469
1,000,000		Fannie Mae, 4.0%, 11/13/14	1,061,719
640,994		Fannie Mae, 4.0%, 4/1/25	686,835
3,462,099		Fannie Mae, 4.0%, 4/1/39	3,680,022
2,080,261		Fannie Mae, 4.0%, 4/1/41	2,211,204
96,732		Fannie Mae, 4.0%, 9/1/20	102,690
26,507		Fannie Mae, 4.5%, 11/1/20	28,066
4,935,462		Fannie Mae, 4.5%, 12/1/43	5,408,360
803,814		Fannie Mae, 4.987%, 6/1/15	814,016
130,370		Fannie Mae, 5.0%, 1/1/20	139,214
296,734		Fannie Mae, 5.0%, 10/1/34	323,309
1,663,489		Fannie Mae, 5.0%, 2/1/39	1,844,704
138,090		Fannie Mae, 5.0%, 3/1/23	149,295
333,309		Fannie Mae, 5.0%, 7/1/34	362,913
132,073		Fannie Mae, 5.0%, 8/1/18	139,732
66,783		Fannie Mae, 5.72%, 11/1/28	75,649
51,290		Fannie Mae, 5.72%, 6/1/29	58,141
64,321		Fannie Mae, 5.75%, 3/1/33	73,286
33,796		Fannie Mae, 5.9%, 11/1/27	38,366
27,198		Fannie Mae, 5.9%, 2/1/28	30,512
93,095		Fannie Mae, 5.9%, 4/1/28	105,678
352,220		Fannie Mae, 6.0%, 11/1/34	400,260
79,578		Fannie Mae, 6.0%, 11/1/34	89,988
64,493		Fannie Mae, 6.0%, 12/1/37	72,901
99,774		Fannie Mae, 6.5%, 11/1/47	110,246
137,915		Fannie Mae, 6.5%, 7/1/32	159,879
110,975		Fannie Mae, 7.0%, 10/1/19	120,263
2,163		Fannie Mae, 7.5%, 4/1/15	2,181
1,890		Fannie Mae, 7.5%, 6/1/15	1,909
2,944		Fannie Mae, 8.0%, 7/1/15	2,983
902,854		Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	958,878
141,864		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	156,740
131,609		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	145,409
26,216		Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	29,417
123,866		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	141,607
177,555		Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	200,366
66,727		Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	75,305
8,408		Federal Home Loan Mortgage Corp., 6.0%, 5/1/16	8,648
7,892		Federal Home Loan Mortgage Corp., 6.0%, 6/1/16	8,120
74,518		Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	84,091
24,880		Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	28,199
189,545		Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	214,860
20,493		Federal Home Loan Mortgage Corp., 6.0%, 8/1/18	23,125
13,732		Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	15,563
75,875		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	85,539
4,654		Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	4,670
1,158,422		Federal National Mortgage Association, 3.0%, 12/1/21	1,209,226
2,000,000		Financing Corp., Fico, 0.0%, 5/11/18 (d)	1,903,020
942,622		Government National Mortgage Association I, 3.5%, 1/15/44	990,089
1,000,000		Government National Mortgage Association I, 3.5%, 11/20/14	1,044,316
1,000,000		Government National Mortgage Association I, 4.0%, 11/20/14	1,069,199
559,703		Government National Mortgage Association I, 4.0%, 7/15/41	599,187
393,061		Government National Mortgage Association I, 4.0%, 8/15/40	420,790
135,486		Government National Mortgage Association I, 4.0%, 9/15/40	145,044
32,415		Government National Mortgage Association I, 4.5%, 12/15/19	34,223
42,354		Government National Mortgage Association I, 4.5%, 4/15/18	44,251
88,974		Government National Mortgage Association I, 4.5%, 4/15/20	94,193
84,330		Government National Mortgage Association I, 4.5%, 6/15/19	89,261
311,788		Government National Mortgage Association I, 4.5%, 6/15/25	330,477
27,757		Government National Mortgage Association I, 4.5%, 8/15/19	29,243
102,273		Government National Mortgage Association I, 5.0%, 2/15/19	109,292
387,191		Government National Mortgage Association I, 5.0%, 7/15/40	429,152
58,547		Government National Mortgage Association I, 5.5%, 1/15/29	65,259
94,266		Government National Mortgage Association I, 5.5%, 10/15/19	100,077
91,381		Government National Mortgage Association I, 5.5%, 10/15/33	102,831
58,809		Government National Mortgage Association I, 5.5%, 10/15/34	66,178
44,194		Government National Mortgage Association I, 5.5%, 4/15/19	46,597
41,171		Government National Mortgage Association I, 5.5%, 4/15/31	45,898
30,073		Government National Mortgage Association I, 5.5%, 6/15/18	31,835
193,708		Government National Mortgage Association I, 5.5%, 8/15/33	218,108
83,644		Government National Mortgage Association I, 5.5%, 9/15/33	94,484
23,130		Government National Mortgage Association I, 5.72%, 4/15/29	25,901
21,100		Government National Mortgage Association I, 6.0%, 1/15/24	23,806
43,000		Government National Mortgage Association I, 6.0%, 1/15/33	49,591
82,404		Government National Mortgage Association I, 6.0%, 1/15/33	95,544
9,117		Government National Mortgage Association I, 6.0%, 10/15/28	10,472
24,346		Government National Mortgage Association I, 6.0%, 10/15/32	27,818
77,167		Government National Mortgage Association I, 6.0%, 10/15/32	87,087
89,924		Government National Mortgage Association I, 6.0%, 10/15/34	103,678
69,088		Government National Mortgage Association I, 6.0%, 10/15/34	77,961
207,745		Government National Mortgage Association I, 6.0%, 10/15/34	240,243
11,202		Government National Mortgage Association I, 6.0%, 11/15/32	12,649
10,317		Government National Mortgage Association I, 6.0%, 11/15/32	11,643
190,266		Government National Mortgage Association I, 6.0%, 11/15/33	217,358
84,549		Government National Mortgage Association I, 6.0%, 11/15/37	95,362
266,317		Government National Mortgage Association I, 6.0%, 12/15/23	300,375
220,281		Government National Mortgage Association I, 6.0%, 12/15/32	248,754
448,611		Government National Mortgage Association I, 6.0%, 12/15/32	512,549
137,351		Government National Mortgage Association I, 6.0%, 12/15/32	157,838
22,321		Government National Mortgage Association I, 6.0%, 12/15/32	25,190
96,299		Government National Mortgage Association I, 6.0%, 12/15/32	108,677
276,973		Government National Mortgage Association I, 6.0%, 12/15/32	313,003
23,853		Government National Mortgage Association I, 6.0%, 12/15/32	27,628
97,847		Government National Mortgage Association I, 6.0%, 2/15/29	113,294
127,070		Government National Mortgage Association I, 6.0%, 2/15/33	147,335
32,634		Government National Mortgage Association I, 6.0%, 2/15/33	36,823
178,597		Government National Mortgage Association I, 6.0%, 2/15/33	201,534
115,161		Government National Mortgage Association I, 6.0%, 2/15/33	131,565
64,087		Government National Mortgage Association I, 6.0%, 3/15/19	72,283
30,868		Government National Mortgage Association I, 6.0%, 3/15/19	34,816
94,247		Government National Mortgage Association I, 6.0%, 3/15/33	108,723
59,453		Government National Mortgage Association I, 6.0%, 3/15/33	67,461
47,530		Government National Mortgage Association I, 6.0%, 3/15/33	54,951
252,789		Government National Mortgage Association I, 6.0%, 3/15/34	292,225
70,145		Government National Mortgage Association I, 6.0%, 4/15/28	81,078
25,407		Government National Mortgage Association I, 6.0%, 4/15/33	28,670
49,790		Government National Mortgage Association I, 6.0%, 5/15/33	56,488
119,527		Government National Mortgage Association I, 6.0%, 6/15/31	134,980
93,267		Government National Mortgage Association I, 6.0%, 6/15/34	108,049
54,193		Government National Mortgage Association I, 6.0%, 8/15/34	62,150
215,226		Government National Mortgage Association I, 6.0%, 8/15/34	245,416
140,180		Government National Mortgage Association I, 6.0%, 8/15/38	158,107
374,668		Government National Mortgage Association I, 6.0%, 9/15/32	425,169
103,514		Government National Mortgage Association I, 6.0%, 9/15/32	119,735
35,787		Government National Mortgage Association I, 6.0%, 9/15/33	40,606
41,207		Government National Mortgage Association I, 6.0%, 9/15/34	47,676
188,062		Government National Mortgage Association I, 6.0%, 9/15/35	217,849
10		Government National Mortgage Association I, 6.5%, 1/15/15	10
56,673		Government National Mortgage Association I, 6.5%, 1/15/32	64,758
4,812		Government National Mortgage Association I, 6.5%, 1/15/32	5,480
41,182		Government National Mortgage Association I, 6.5%, 10/15/24	46,860
30,108		Government National Mortgage Association I, 6.5%, 10/15/28	35,238
8,069		Government National Mortgage Association I, 6.5%, 10/15/28	9,250
2,527		Government National Mortgage Association I, 6.5%, 10/15/31	2,878
87,814		Government National Mortgage Association I, 6.5%, 11/15/31	99,972
32,924		Government National Mortgage Association I, 6.5%, 12/15/31	37,464
18,574		Government National Mortgage Association I, 6.5%, 2/15/28	21,135
31,008		Government National Mortgage Association I, 6.5%, 2/15/29	35,284
31,739		Government National Mortgage Association I, 6.5%, 2/15/32	36,252
35,712		Government National Mortgage Association I, 6.5%, 2/15/32	40,758
25,385		Government National Mortgage Association I, 6.5%, 2/15/32	28,885
10,655		Government National Mortgage Association I, 6.5%, 2/15/32	12,124
21,882		Government National Mortgage Association I, 6.5%, 2/15/32	25,774
26,152		Government National Mortgage Association I, 6.5%, 3/15/29	30,240
95,191		Government National Mortgage Association I, 6.5%, 3/15/29	108,316
108,821		Government National Mortgage Association I, 6.5%, 3/15/32	126,404
18,979		Government National Mortgage Association I, 6.5%, 4/15/17	19,662
16,110		Government National Mortgage Association I, 6.5%, 4/15/28	18,331
84,409		Government National Mortgage Association I, 6.5%, 4/15/28	96,133
113,050		Government National Mortgage Association I, 6.5%, 4/15/32	133,847
12,308		Government National Mortgage Association I, 6.5%, 4/15/32	14,019
23,796		Government National Mortgage Association I, 6.5%, 4/15/32	27,077
54,559		Government National Mortgage Association I, 6.5%, 4/15/33	63,043
7,044		Government National Mortgage Association I, 6.5%, 5/15/29	8,041
42,340		Government National Mortgage Association I, 6.5%, 5/15/31	48,206
21,563		Government National Mortgage Association I, 6.5%, 5/15/32	25,583
9,198		Government National Mortgage Association I, 6.5%, 5/15/32	10,682
46,244		Government National Mortgage Association I, 6.5%, 5/15/32	52,665
6,442		Government National Mortgage Association I, 6.5%, 5/15/32	7,330
13,915		Government National Mortgage Association I, 6.5%, 6/15/17	13,955
13,909		Government National Mortgage Association I, 6.5%, 6/15/28	16,299
28,875		Government National Mortgage Association I, 6.5%, 6/15/29	32,856
8,649		Government National Mortgage Association I, 6.5%, 6/15/31	9,841
22,705		Government National Mortgage Association I, 6.5%, 6/15/32	25,906
17,871		Government National Mortgage Association I, 6.5%, 6/15/32	20,525
47,389		Government National Mortgage Association I, 6.5%, 7/15/31	54,644
10,971		Government National Mortgage Association I, 6.5%, 7/15/32	12,484
9,608		Government National Mortgage Association I, 6.5%, 7/15/32	10,944
11,867		Government National Mortgage Association I, 6.5%, 8/15/28	13,668
17,962		Government National Mortgage Association I, 6.5%, 8/15/31	20,452
42,721		Government National Mortgage Association I, 6.5%, 8/15/32	49,569
62,239		Government National Mortgage Association I, 6.5%, 8/15/32	72,801
30,362		Government National Mortgage Association I, 6.5%, 9/15/31	35,033
25,615		Government National Mortgage Association I, 6.5%, 9/15/32	30,462
46,951		Government National Mortgage Association I, 6.5%, 9/15/32	53,591
54,923		Government National Mortgage Association I, 6.5%, 9/15/32	62,495
9,547		Government National Mortgage Association I, 6.75%, 4/15/26	10,930
20,136		Government National Mortgage Association I, 7.0%, 1/15/28	22,524
147,941		Government National Mortgage Association I, 7.0%, 1/15/31	160,056
5,710		Government National Mortgage Association I, 7.0%, 10/15/16	5,728
15,458		Government National Mortgage Association I, 7.0%, 11/15/26	18,138
71,883		Government National Mortgage Association I, 7.0%, 11/15/29	82,443
14,501		Government National Mortgage Association I, 7.0%, 11/15/31	15,518
34,147		Government National Mortgage Association I, 7.0%, 12/15/30	35,324
42,534		Government National Mortgage Association I, 7.0%, 12/15/30	43,729
54,243		Government National Mortgage Association I, 7.0%, 12/15/30	64,327
28,553		Government National Mortgage Association I, 7.0%, 2/15/28	31,845
28,141		Government National Mortgage Association I, 7.0%, 3/15/28	31,615
61,298		Government National Mortgage Association I, 7.0%, 3/15/32	69,606
35,125		Government National Mortgage Association I, 7.0%, 4/15/28	39,447
30,393		Government National Mortgage Association I, 7.0%, 4/15/29	33,522
15,899		Government National Mortgage Association I, 7.0%, 4/15/31	16,802
49,638		Government National Mortgage Association I, 7.0%, 4/15/32	56,628
71,121		Government National Mortgage Association I, 7.0%, 5/15/29	79,940
12,124		Government National Mortgage Association I, 7.0%, 5/15/31	13,231
32,659		Government National Mortgage Association I, 7.0%, 6/15/27	38,298
5,590		Government National Mortgage Association I, 7.0%, 6/15/29	5,650
46,866		Government National Mortgage Association I, 7.0%, 7/15/25	53,195
6,990		Government National Mortgage Association I, 7.0%, 7/15/28	7,067
37,480		Government National Mortgage Association I, 7.0%, 7/15/28	44,167
21,115		Government National Mortgage Association I, 7.0%, 7/15/29	25,145
34,859		Government National Mortgage Association I, 7.0%, 8/15/23	38,555
96,839		Government National Mortgage Association I, 7.0%, 9/15/24	111,374
54,003		Government National Mortgage Association I, 7.0%, 9/15/31	61,618
54,762		Government National Mortgage Association I, 7.5%, 10/15/23	62,568
71,768		Government National Mortgage Association I, 7.5%, 10/15/27	84,123
14,455		Government National Mortgage Association I, 7.5%, 10/15/29	16,542
4,781		Government National Mortgage Association I, 7.5%, 12/15/25	5,001
28,855		Government National Mortgage Association I, 7.5%, 2/15/27	32,837
17,337		Government National Mortgage Association I, 7.5%, 2/15/31	18,200
11,296		Government National Mortgage Association I, 7.5%, 3/15/23	12,487
47,736		Government National Mortgage Association I, 7.5%, 3/15/27	57,648
10,557		Government National Mortgage Association I, 7.5%, 3/15/31	11,418
29,449		Government National Mortgage Association I, 7.5%, 4/15/23	29,924
1,857		Government National Mortgage Association I, 7.5%, 6/15/24	1,939
18,329		Government National Mortgage Association I, 7.5%, 6/15/29	21,060
12,073		Government National Mortgage Association I, 7.5%, 8/15/25	12,467
1,236		Government National Mortgage Association I, 7.5%, 8/15/29	1,254
3,085		Government National Mortgage Association I, 7.5%, 8/15/29	3,178
10,024		Government National Mortgage Association I, 7.5%, 9/15/25	11,508
4,893		Government National Mortgage Association I, 7.5%, 9/15/25	4,911
69,375		Government National Mortgage Association I, 7.5%, 9/15/29	72,396
52,394		Government National Mortgage Association I, 8.25%, 5/15/20	58,799
2,327		Government National Mortgage Association I, 8.5%, 8/15/21	2,338
11,039		Government National Mortgage Association I, 9.0%, 1/15/20	11,341
1,487		Government National Mortgage Association I, 9.0%, 12/15/19	1,644
2,480		Government National Mortgage Association I, 9.0%, 6/15/22	2,612
334		Government National Mortgage Association I, 9.0%, 9/15/21	374
47,025		Government National Mortgage Association II, 5.0%, 1/20/20	50,371
141,944		Government National Mortgage Association II, 5.0%, 12/20/18	150,922
92,987		Government National Mortgage Association II, 5.0%, 2/20/19	98,860
241,219		Government National Mortgage Association II, 5.5%, 10/20/37	268,408
70,042		Government National Mortgage Association II, 5.75%, 4/20/33	78,630
68,749		Government National Mortgage Association II, 5.75%, 4/20/33	77,048
159,518		Government National Mortgage Association II, 5.75%, 6/20/33	179,077
30,349		Government National Mortgage Association II, 5.9%, 1/20/28	33,954
63,498		Government National Mortgage Association II, 5.9%, 11/20/27	70,440
120,864		Government National Mortgage Association II, 5.9%, 7/20/28	132,966
135,123		Government National Mortgage Association II, 6.0%, 1/20/33	155,705
33,349		Government National Mortgage Association II, 6.0%, 10/20/31	38,387
157,117		Government National Mortgage Association II, 6.0%, 10/20/33	180,714
68,174		Government National Mortgage Association II, 6.0%, 12/20/18	72,000
92,109		Government National Mortgage Association II, 6.0%, 6/20/34	106,355
16,074		Government National Mortgage Association II, 6.0%, 7/20/17	16,771
42,596		Government National Mortgage Association II, 6.0%, 7/20/19	45,418
92,865		Government National Mortgage Association II, 6.45%, 1/20/33	106,174
50,853		Government National Mortgage Association II, 6.45%, 11/20/32	58,183
52,376		Government National Mortgage Association II, 6.45%, 7/20/32	59,886
37,694		Government National Mortgage Association II, 6.5%, 1/20/24	42,665
61,457		Government National Mortgage Association II, 6.5%, 10/20/32	71,324
73,903		Government National Mortgage Association II, 6.5%, 3/20/34	88,193
19,769		Government National Mortgage Association II, 6.5%, 4/20/31	22,828
14,928		Government National Mortgage Association II, 6.5%, 6/20/31	17,480
68,875		Government National Mortgage Association II, 6.5%, 8/20/28	80,103
16,207		Government National Mortgage Association II, 7.0%, 1/20/31	19,096
15,092		Government National Mortgage Association II, 7.0%, 11/20/31	18,137
10,547		Government National Mortgage Association II, 7.0%, 2/20/29	12,562
7,590		Government National Mortgage Association II, 7.0%, 3/20/31	9,040
15,040		Government National Mortgage Association II, 7.0%, 5/20/26	17,685
30,814		Government National Mortgage Association II, 7.0%, 6/20/28	36,232
35,661		Government National Mortgage Association II, 7.0%, 7/20/31	42,820
30,025		Government National Mortgage Association II, 7.0%, 8/20/27	35,063
9,218		Government National Mortgage Association II, 7.5%, 12/20/30	11,227
15,952		Government National Mortgage Association II, 7.5%, 5/20/30	19,601
4,952		Government National Mortgage Association II, 7.5%, 6/20/30	6,057
14,726		Government National Mortgage Association II, 7.5%, 7/20/30	17,642
16,259		Government National Mortgage Association II, 7.5%, 8/20/30	19,776
13,015		Government National Mortgage Association II, 8.0%, 3/20/30	16,200
29,922		Government National Mortgage Association II, 8.0%, 4/20/30	36,119
61		Government National Mortgage Association II, 8.0%, 5/20/25	68
17,070		Government National Mortgage Association II, 8.0%, 5/20/30	21,280
19,526		Government National Mortgage Association II, 8.0%, 6/20/30	23,889
2,930		Government National Mortgage Association II, 9.0%, 11/20/24	2,944
5,535		Government National Mortgage Association II, 9.0%, 3/20/22	5,699
867		Government National Mortgage Association II, 9.0%, 4/20/22	881
1,880		Government National Mortgage Association II, 9.0%, 9/20/21	2,093
600,000		Private Export Funding Corp., 2.25%, 12/15/17	620,339
1,300,000		Private Export Funding Corp., 2.8%, 5/15/22	1,308,402
3,420,000		Private Export Funding Corp., 4.3%, 12/15/21	3,847,579
3,000,000		Private Export Funding Corp., 4.375%, 3/15/19	3,331,809
1,655,000		Private Export Funding Corp., 5.45%, 9/15/17	1,858,749
1,259,282		Tennessee Valley Authority, 4.929%, 1/15/21	1,408,491
800,000		Tennessee Valley Authority, 5.5%, 6/15/38	1,019,418
1,500,000		U.S. Treasury Bonds, 3.0%, 5/15/42	1,487,109
2,500,000		U.S. Treasury Bonds, 4.25%, 5/15/39	3,062,890
1,650,000		U.S. Treasury Bonds, 4.5%, 5/15/38	2,089,958
1,502,565		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	1,461,244
465,000	0.09	U.S. Treasury Note, Floating Rate Note, 4/30/16	465,133
565,000	0.09	U.S. Treasury Note, Floating Rate Note, 7/31/16	565,199
3,000,000		U.S. Treasury Notes, 0.625%, 5/31/17	2,987,343
5,200,000		U.S. Treasury Notes, 1.875%, 8/31/17	5,342,189
3,500,000		U.S. Treasury Notes, 2.625%, 11/15/20	3,644,102
			$81,467,153
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $78,326,588)	$81,467,153

		FOREIGN GOVERNMENT BONDS - 5.3%
3,000,000		Israel Government AID Bond, 5.5%, 4/26/24	$3,686,847
2,000,000		Israel Government AID Bond, 5.5%, 9/18/23	2,439,018
			$6,125,865
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $5,856,680)	$6,125,865

		TOTAL INVESTMENT IN SECURITIES - 96.6%
		(Cost $108,249,506) (a)	$112,379,981

		OTHER ASSETS & LIABILITIES - 3.4%	$3,968,953

		TOTAL NET ASSETS - 100.0%	$116,348,934

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2014, the value of these securities amounted to $3,735,338 or 3.2% of total net assets.

REMICS		Real Estate Mortgage Investment Conduits.

(a)		At October 31, 2014, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $108,249,506 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$4,717,858

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(587,383)

		Net unrealized appreciation	$4,130,475

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

(d)		Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$7,103,081	$-	$7,103,081
Collateralized Mortgage Obligations	-	17,150,294	-	17,150,294
Corporate Bond	-	533,588	-	533,588
U.S. Government and Agency Obligations	-	81,467,153	-	81,467,153
Foreign Government Bonds	-	6,125,865	-	6,125,865
Total	$-	$112,379,981	$-	$112,379,981

Other Financial Instruments
Net unrealized depreciation on futures contracts	$(146,290)	$-	$-	$(146,290)
Total Other Financial Instruments	$(146,290)	$-	$-	$(146,290)

During the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

			Pioneer Multi-Asset Income Fund
			Schedule of Investments 10/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 0.7%
			Energy - 0.5%
			Oil & Gas Exploration & Production - 0.5%
	1,300,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$966,062
	1,455,000		Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)	1,196,738
	3,830,000		Energy XXI, Ltd., 3.0%, 12/15/18 (144A)	2,721,694
				$4,884,494
			Total Energy	$4,884,494
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	1,410,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$931,481
			Total Capital Goods	$931,481
			Real Estate - 0.1%
			Mortgage REIT - 0.1%
	595,000		Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19	$584,959
			Specialized REIT - 0.0% †
	350,000		Corsicanto, Ltd., 3.5%, 1/15/32	$208,250
			Total Real Estate	$793,209
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $8,048,217)	$6,609,184

			PREFERRED STOCKS - 0.4%
			Transportation - 0.0%†
			Air Freight & Logistics - 0.0% †
	49		CEVA Group Plc, 0.0%, 12/31/14 *	$44,909
			Total Transportation	$44,909
			Banks - 0.2%
			Diversified Banks - 0.1%
	37,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$1,001,220
			Regional Banks - 0.1%
	1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$104,531
	5,910	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	160,338
				$264,869
			Total Banks	$1,266,089
			Diversified Financials - 0.1%
			Investment Banking & Brokerage - 0.1%
	30,000	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	$817,800
			Total Diversified Financials	$817,800
			Insurance - 0.1%
			Reinsurance - 0.1%
	1,050,000		Pangaea Re., 0.0, 7/1/18 (Cat Bond)	$1,099,140
			Total Insurance	$1,099,140
			Utilities - 0.0% †
			Electric Utilities - 0.0% †
	10,000		PPL Capital Funding, Inc., 5.9%, 4/30/73	$243,500
			Total Utilities	$243,500
			TOTAL PREFERRED STOCKS
			(Cost $3,274,188)	$3,471,438

			CONVERTIBLE PREFERRED STOCKS - 0.1%
			Energy - 0.1%
			Oil & Gas Exploration & Production - 0.1%
	500		Halcon Resources Corp., 0.0% (Perpetual)	$331,688
	6,300		Penn Virginia Corp., 6.0% (Perpetual) (144A)	520,569
				$852,257
			Total Energy	$852,257
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $985,000)	$852,257
	Shares
			COMMON STOCKS - 46.4%
			Energy - 1.7%
			Integrated Oil & Gas - 1.4%
	21,839		Exxon Mobil Corp.	$2,112,050
	166,672		Royal Dutch Shell Plc	5,972,406
	65,702		Total SA	3,919,584
				$12,004,040
			Oil & Gas Exploration & Production - 0.0% †
	1,394		Halcon Resources Corp. *	$4,335
	26,968		Societatea Nationala de Gaze Naturale ROMGAZ SA	262,702
				$267,037
			Oil & Gas Refining & Marketing - 0.2%
	589,097		Chevron Lubricants Lanka Plc	$1,545,584
			Coal & Consumable Fuels - 0.1%
	631,551		Indo Tambangraya Megah Tbk PT	$1,107,364
			Total Energy	$14,924,025
			Materials - 1.0%
			Commodity Chemicals - 0.4%
	37,013		LyondellBasell Industries NV	$3,391,501
			Fertilizers & Agricultural Chemicals - 0.3%
	6,942		Syngenta AG	$2,150,414
			Diversified Metals & Mining - 0.0% †
	229,303		Mirabela Nickel, Ltd. *	$14,903
			Steel - 0.3%
	934,640		Fortescue Metals Group, Ltd.	$2,898,046
			Total Materials	$8,454,864
			Capital Goods - 0.5%
			Aerospace & Defense - 0.5%
	18,643		Precision Castparts Corp.	$4,114,510
			Total Capital Goods	$4,114,510
			Transportation - 0.8%
			Air Freight & Logistics - 0.0% †
	22		CEVA Group Plc *	$20,748
			Airlines - 0.8%
	165,360		American Airlines Group, Inc.	$6,837,636
			Total Transportation	$6,858,384
			Automobiles & Components - 0.7%
			Tires & Rubber - 0.7%
	181,500		Bridgestone Corp.	$6,068,974
			Total Automobiles & Components	$6,068,974
			Consumer Durables & Apparel - 1.1%
			Homebuilding - 0.5%
	368,000		Sekisui Chemical Co., Ltd.	$4,577,116
			Household Appliances - 0.3%
	81,944		Electrolux AB	$2,339,276
			Textiles - 0.3%
	2,321,000		Pacific Textiles Holdings, Ltd.	$3,112,768
			Total Consumer Durables & Apparel	$10,029,160
			Consumer Services - 0.4%
			Restaurants - 0.4%
	353,726		Domino's Pizza Group Plc	$3,597,186
			Total Consumer Services	$3,597,186
			Media - 1.0%
			Broadcasting - 1.0%
	160,484		CBS Corp. (Class B)	$8,701,442
			Total Media	$8,701,442
			Food & Staples Retailing - 0.3%
			Drug Retail - 0.3%
	30,570		CVS Health Corp.	$2,623,212
			Total Food & Staples Retailing	$2,623,212
			Food, Beverage & Tobacco - 1.5%
			Packaged Foods & Meats - 0.5%
	80,404		Kraft Foods Group, Inc. *	$4,530,765
			Tobacco - 1.0%
	36,103		Altria Group, Inc.	$1,745,219
	107,683		Lorillard, Inc.	6,622,504
				$8,367,723
			Total Food, Beverage & Tobacco	$12,898,488
			Health Care Equipment & Services - 0.7%
			Health Care Distributors - 0.7%
	80,203		Cardinal Health, Inc.	$6,294,331
			Total Health Care Equipment & Services	$6,294,331
			Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
			Pharmaceuticals - 10.4%
	209,494		Johnson & Johnson	$22,579,262
	179,548		Novartis AG	16,644,217
	667,453		Pfizer, Inc.	19,990,217
	55,830		Roche Holding AG	16,482,040
	222,150		Shire Plc	14,783,320
				$90,479,056
			Total Pharmaceuticals, Biotechnology & Life Sciences	$90,479,056
			Banks - 4.2%
			Diversified Banks - 4.2%
	248,521		Bank of America Corp.	$4,264,620
	125,159		Doha Bank QSC	2,011,936
	82,058		JPMorgan Chase & Co.	4,962,868
	2,852,400		Mitsubishi UFJ Financial Group, Inc.	17,016,774
	331,079		Nordea Bank AB	4,241,764
	143,912		Swedbank AB	3,802,455
				$36,300,417
			Total Banks	$36,300,417
			Diversified Financials - 6.7%
			Asset Management & Custody Banks - 6.7%
	1,591,273		Apollo Investment Corp.	$13,128,002
	1,040,514		Ares Capital Corp.	16,637,819
	373,832		Golub Capital BDC, Inc.	6,478,509
	714,572		Prospect Capital Corp.	6,845,600
	675,172		TCP Capital Corp.	11,403,655
	256,010		TriplePoint Venture Growth BDC Corp.	3,699,344
				$58,192,929
			Total Diversified Financials	$58,192,929
			Insurance - 0.2%
			Multi-line Insurance - 0.2%
	7,116		Zurich Insurance Group AG	$2,152,616
			Total Insurance	$2,152,616
			Real Estate - 3.8%
			Diversified REIT - 1.2%
	856,730		American Realty Capital Properties, Inc.	$7,599,195
	498,730		PLA Administradora Industrial S de RL de CV	1,153,595
	345		Premier Investment Corp.	1,520,726
				$10,273,516
			Industrial REIT - 1.7%
	11,116,000		Mapletree Industrial Trust	$12,789,151
	2,855,000		Mapletree Logistics Trust	2,608,887
				$15,398,038
			Specialized REIT - 0.9%
	138,202		EPR Properties	$7,753,132
			Total Real Estate	$33,424,686
			Software & Services - 3.4%
			Internet Software & Services - 1.4%
	4,167		Alibaba Group Holding, Ltd. (A.D.R.)	$410,866
	138,641		eBay, Inc. *	7,278,652
	99,578		Yahoo!, Inc. *	4,585,567
				$12,275,085
			IT Consulting & Other Services - 0.0% †
	585		Samsung SDS Co, Ltd.	$103,458
			Systems Software - 2.0%
	376,902		Microsoft Corp.	$17,695,549
			Total Software & Services	$30,074,092
			Technology Hardware & Equipment - 3.2%
			Computer Storage & Peripherals - 2.0%
	121,398		Apple, Inc.	$13,110,984
	138,724		EMC Corp.	3,985,541
				$17,096,525
			Electronic Equipment Manufacturers - 0.2%
	2,012,000		PAX Global Technology, Ltd. *	$2,159,396
			Electronic Manufacturing Services - 0.2%
	299,669		Global Display Co., Ltd.	$1,836,440
			Technology Hardware, Storage & Peripherals - 0.8%
	50,223		Neopost SA	$3,494,970
	83,978		NetApp, Inc.	3,594,258
				$7,089,228
			Total Technology Hardware & Equipment	$28,181,589
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	199,000		Transcend Information, Inc.	$672,400
			Total Semiconductors & Semiconductor Equipment	$672,400
			Telecommunication Services - 3.8%
			Integrated Telecommunication Services - 3.8%
	100,500		Nippon Telegraph & Telephone Corp.	$6,281,710
	455,013		Orange SA	7,238,908
	557,466		TDC A/S	4,254,229
	235,546		Verizon Communications, Inc.	11,836,186
	354,088		Windstream Holdings, Inc.	3,710,842
				$33,321,875
			Total Telecommunication Services	$33,321,875
			Utilities - 0.9%
			Multi-Utilities - 0.5%
	190,198		GDF Suez	$4,615,808
			Renewable Electricity - 0.4%
	486,604		AES Tiete SA	$2,937,208
			Total Utilities	$7,553,016
			TOTAL COMMON STOCKS
			(Cost $398,012,871)	$404,917,252
	Principal Amount ($)
			ASSET BACKED SECURITIES - 1.1%
	6,587	6.50	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	$6,586
	19,105		Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/37 (Step)	19,054
	2,250,000	3.72	Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)	2,250,000
	62,357		Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)	63,547
	350,000		CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)	351,175
	100,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	89,748
	205,000		Countrywide Asset-Backed Certificates, 5.1645%, 1/25/36 (Step)	206,829
	58,012	5.15	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	59,630
	74,778	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	74,088
	894,816		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	889,223
	250,000	5.50	Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34	256,838
	200,000		Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	205,140
	1,500,000		Nations Equipment Finance Funding II LLC, 5.227%, 9/20/19 (144A)	1,500,000
	250,000		Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19	249,508
	600,000	N/A	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	600,000
	292,757		RAMP Series 2004-RZ1 Trust, 4.82%, 3/25/34 (Step)	294,827
	91,207		RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)	90,239
	1,200,000	3.40	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	1,127,155
	100,000		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	104,372
	178,575		Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)	196,656
	758,959		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)	757,747
			TOTAL ASSET BACKED SECURITIES
			(Cost $9,419,879)	$9,392,362

			COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
	100,000		A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)	$99,828
	100,000		A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)	99,827
	1,250,000	5.56	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	1,296,528
	35,240	6.13	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 9/10/47 (144A)	35,889
	412,322	3.72	Bayview Opportunity Master Fund IIa Trust 2014-20NPL, Floating Rate Note, 8/28/44 (144A)	416,410
	200,000	5.33	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	210,059
	100,000	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	100,442
	1,500,000	5.14	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	1,503,400
	767,493		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	777,264
	18,374	5.71	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	18,780
	50,000	5.97	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49	52,121
	150,000	4.40	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28	150,145
	100,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	100,750
	21,956		Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33	22,254
	100,000	5.14	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	100,842
	855,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	866,087
	100,000	5.44	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)	111,909
	200,000	5.15	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	200,440
	50,000	4.30	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	51,602
	175,463		Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (c)	12,721
	100,000	4.35	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	105,891
	50,000	3.89	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)	50,744
	250,000	5.16	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	252,718
	204,092		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	190,827
	80,258		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	77,281
	81,096		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	69,337
	43,032		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	32,555
	210,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53	200,744
	3,391,850	1.04	Government National Mortgage Association REMICS, Floating Rate Note, 11/16/54 (c)	312,281
	35,626	6.50	Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38 (c)	3,510
	142,610	1.01	Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)	10,600
	141,811	1.02	Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)	10,080
	183,129	1.04	Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)	11,561
	141,725	1.05	Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)	10,912
	44,294	5.77	GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38	44,254
	30,000	5.64	GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/12/45 (144A)	31,558
	675,000	4.05	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	674,427
	1,960,000	N/A	J.P Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/29 (144A)	1,960,374
	225,000	6.00	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	230,537
	100,000	3.05	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)	99,920
	1,250,000	3.65	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	1,248,451
	124,439	5.28	LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	126,470
	159,878	2.40	MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33	156,448
	43,508	5.24	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	41,335
	69,099		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	70,341
	100,304		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	79,834
	46,064	5.62	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-1, Floating Rate Note, 1/25/37	46,100
	3,000,000		ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49	3,019,296
	100,000	5.91	Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49	107,678
	64,872	1.55	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	56,468
	100,000	5.30	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	103,201
	250,000	5.58	Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)	258,169
	25,000		TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	26,243
	1,898,375		VOLT XXIII LLC, 4.75%, 11/25/53 (Step)	1,902,698
	84,000	5.66	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	86,140
	25,000	6.15	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	25,727
	50,000	5.65	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	53,778
	100,000	5.34	WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)	109,166
	100,000	4.50	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)	95,641
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $18,060,297)	$18,220,593

			CORPORATE BONDS - 36.3%
			Energy - 8.8%
			Oil & Gas Drilling - 0.6%
	630,000		Hercules Offshore, Inc., 6.75%, 4/1/22 (144A)	$371,700
	1,385,000		Hercules Offshore, Inc., 7.5%, 10/1/21 (144A)	862,162
	270,000		Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	172,800
	310,000		North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)	257,300
	895,000		Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	765,225
	2,215,000		Offshore Group Investment, Ltd., 7.125%, 4/1/23	1,827,375
	175,000		Parker Drilling Co., 6.75%, 7/15/22	159,250
	170,000		Parker Drilling Co., 7.5%, 8/1/20	164,050
	775,000		Pioneer Energy Services Corp., 6.125%, 3/15/22 (144A)	720,750
	185,000		Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	182,688
				$5,483,300
			Oil & Gas Equipment & Services - 0.6%
	250,000		Basic Energy Services, Inc., 7.75%, 10/15/22	$243,750
	225,000		Bristow Group, Inc., 6.25%, 10/15/22	234,000
	510,000		Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	520,200
	700,000		Exterran Partners LP, 6.0%, 4/1/21	675,500
	325,000		Forbes Energy Services, Ltd., 9.0%, 6/15/19	313,625
	500,000		Forum Energy Technologies, Inc., 6.25%, 10/1/21	515,000
	545,000		FTS International, Inc., 6.25%, 5/1/22 (144A)	515,025
	370,000		Hiland Partners LP, 5.5%, 5/15/22 (144A)	364,450
	600,000		Hiland Partners LP, 7.25%, 10/1/20 (144A)	634,500
	485,000		Key Energy Services, Inc., 6.75%, 3/1/21	431,650
	860,000		McDermott International, Inc., 8.0%, 5/1/21 (144A)	756,800
	100,000		Seitel, Inc., 9.5%, 4/15/19	97,000
	300,000		Seventy Seven Energy, Inc., 6.5%, 7/15/22 (144A)	282,000
				$5,583,500
			Integrated Oil & Gas - 0.6%
	3,080,000		American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)	$2,695,000
	745,000		Athlon Holdings LP, 6.0%, 5/1/22 (144A)	802,272
	1,025,000		Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24 (144A)	809,750
	845,000		Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	701,350
				$5,008,372
			Oil & Gas Exploration & Production - 5.3%
	235,000		Antero Resources Finance Corp., 6.0%, 12/1/20	$244,400
	1,580,000		Approach Resources, Inc., 7.0%, 6/15/21	1,453,600
	130,000		Athlon Holdings LP, 7.375%, 4/15/21	142,350
	700,000		Berry Petroleum Co., LLC, 6.375%, 9/15/22	651,000
	935,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	892,925
	1,185,000		Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,187,962
	430,000		BreitBurn Energy Partners LP, 7.875%, 4/15/22	412,531
	2,325,000		Chaparral Energy, Inc., 7.625%, 11/15/22	2,266,875
	995,000		Comstock Resources, Inc., 7.75%, 4/1/19	975,100
	1,250,000		Denbury Resources, Inc., 4.625%, 7/15/23	1,154,688
	1,125,000		Denbury Resources, Inc., 5.5%, 5/1/22	1,108,125
	50,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	48,500
	275,000		Forest Oil Corp., 7.5%, 9/15/20	258,500
	600,000		Goodrich Petroleum Corp., 8.875%, 3/15/19	522,000
	100,000		Gulfport Energy Corp., 7.75%, 11/1/20	102,000
	2,205,000		Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	2,249,100
	175,000		Halcon Resources Corp., 8.875%, 5/15/21	143,500
	570,000		Halcon Resources Corp., 9.25%, 2/15/22	463,125
	1,710,000		Halcon Resources Corp., 9.75%, 7/15/20	1,426,781
	1,700,000		Jupiter Resources, Inc., 8.5%, 10/1/22 (144A)	1,500,250
	250,000		Kodiak Oil & Gas Corp., 5.5%, 1/15/21	253,750
	150,000		Legacy Reserves LP, 6.625%, 12/1/21	145,500
	1,025,000		Legacy Reserves LP, 6.625%, 12/1/21 (144A)	994,250
	160,000		Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	147,200
	2,100,000		Linn Energy LLC, 6.25%, 11/1/19	1,932,000
	1,200,000		Linn Energy LLC, 6.5%, 9/15/21	1,098,000
	3,315,000		Memorial Production Partners LP, 6.875%, 8/1/22 (144A)	3,000,075
	390,000		Memorial Production Partners LP, 7.625%, 5/1/21	377,812
	630,000		Memorial Resource Development Corp., 5.875%, 7/1/22 (144A)	614,250
	175,000		Midstates Petroleum Co., Inc., 10.75%, 10/1/20	155,750
	200,000		Midstates Petroleum Co., Inc., 9.25%, 6/1/21	170,000
	400,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	373,000
	250,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	260,000
	1,570,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	1,538,600
	200,000		PDC Energy, Inc., 7.75%, 10/15/22	210,044
	200,000		Penn Virginia Corp., 7.25%, 4/15/19	187,000
	650,000		Penn Virginia Corp., 8.5%, 5/1/20	635,375
	650,000		QR Energy LP, 9.25%, 8/1/20	732,875
	100,000		Resolute Energy Corp., 8.5%, 5/1/20	89,000
	850,000		Rex Energy Corp., 6.25%, 8/1/22 (144A)	799,000
	785,000		Rice Energy, Inc., 6.25%, 5/1/22 (144A)	758,997
	400,000		RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)	391,000
	745,000		Rosetta Resources, Inc., 5.625%, 5/1/21	722,650
	1,370,000		Rosetta Resources, Inc., 5.875%, 6/1/22	1,315,200
	680,000		Rosetta Resources, Inc., 5.875%, 6/1/24	652,800
	1,115,000		RSP Permian, Inc., 6.625%, 10/1/22 (144A)	1,111,990
	1,000,000		Samson Investment Co., 9.75%, 2/15/20	740,000
	2,830,000		Sanchez Energy Corp., 6.125%, 1/15/23 (144A)	2,695,575
	735,000		Sanchez Energy Corp., 7.75%, 6/15/21	749,700
	50,000		SandRidge Energy, Inc., 7.5%, 2/15/23	44,500
	380,000		SandRidge Energy, Inc., 7.5%, 3/15/21	342,000
	220,000		SandRidge Energy, Inc., 8.125%, 10/15/22	199,100
	1,300,000		SM Energy Co., 5.0%, 1/15/24	1,215,500
	2,524,000		Stone Energy Corp., 7.5%, 11/15/22	2,353,630
	1,345,000		Swift Energy Co., 7.875%, 3/1/22	1,213,862
	355,000		Swift Energy Co., 8.875%, 1/15/20	346,125
	200,000		Talos Production LLC, 9.75%, 2/15/18 (144A)	201,500
	500,000		W&T Offshore, Inc., 8.5%, 6/15/19	487,500
				$46,458,422
			Oil & Gas Refining & Marketing - 0.6%
	3,550,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$3,443,500
	170,000		Calumet Specialty Products Partners LP, 7.625%, 1/15/22	173,400
	1,000,000		Murphy Oil USA, Inc., 6.0%, 8/15/23	1,047,500
	100,000		Valero Energy Corp., 6.625%, 6/15/37	122,937
				$4,787,337
			Oil & Gas Storage & Transportation - 0.8%
	670,000		Atlas Pipeline Partners LP, 4.75%, 11/15/21	$668,325
	340,000		Crestwood Midstream Partners LP, 6.0%, 12/15/20	344,250
	385,000		Crestwood Midstream Partners LP, 6.125%, 3/1/22	388,850
	300,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	296,250
	980,000		Energy Transfer Equity LP, 5.875%, 1/15/24	1,029,000
	1,655,000		Global Partners LP, 6.25%, 7/15/22 (144A)	1,638,450
	100,000		Kinder Morgan Energy Partners LP, 5.0%, 8/15/42	92,909
	350,000		Penn Virginia Resource Partners LP, 6.5%, 5/15/21	372,750
	290,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	303,775
	1,365,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (144A)	1,411,069
				$6,545,628
			Coal & Consumable Fuels - 0.3%
	950,000		Alpha Natural Resources, Inc., 6.0%, 6/1/19	$475,000
	1,660,000		Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)	1,328,000
	1,095,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	1,144,275
				$2,947,275
			Total Energy	$76,813,834
			Materials - 3.6%
			Commodity Chemicals - 1.0%
	2,145,000		Axiall Corp., 4.875%, 5/15/23	$2,080,650
	2,430,000		Hexion US Finance Corp., 9.0%, 11/15/20	2,241,675
	950,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	978,500
	1,200,000		Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)	1,224,000
	2,500,000		Tronox Finance LLC, 6.375%, 8/15/20	2,568,750
				$9,093,575
			Diversified Chemicals - 0.3%
	2,350,000		WR Grace & Co-Conn, 5.625%, 10/1/24 (144A)	$2,476,312
			Specialty Chemicals - 0.2%
	1,475,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$1,423,375
			Construction Materials - 0.1%
	650,000		OAS Finance, Ltd., 8.0%, 7/2/21 (144A)	$607,750
			Metal & Glass Containers - 0.4%
	1,200,000		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	$1,227,012
	1,000,000		Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)	1,022,500
	1,000,000		Crown Americas LLC, 4.5%, 1/15/23	982,500
	100,000		Reynolds Group Issuer, Inc., 9.0%, 4/15/19	104,500
				$3,336,512
			Paper Packaging - 0.4%
	800,000		Coveris Holdings SA, 7.875%, 11/1/19 (144A)	$840,000
	200,000		Exopack Holding Corp., 10.0%, 6/1/18 (144A)	215,000
	2,350,000		Sealed Air Corp., 6.875%, 7/15/33 (144A)	2,455,750
				$3,510,750
			Diversified Metals & Mining - 0.0% †
	465,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$398,738
	100,000		Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (d)	14,000
	25,000		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (e)	21,500
	50,000		Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)	54,750
				$488,988
			Gold - 0.0% †
	200,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$165,000
			Steel - 0.5%
	150,000		APERAM, 7.75%, 4/1/18 (144A)	$155,250
	500,000		Commercial Metals Co., 4.875%, 5/15/23	487,500
	725,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	735,875
	1,100,000		Metinvest BV, 8.75%, 2/14/18 (144A)	767,976
	100,000		Ryerson, Inc., 9.0%, 10/15/17	105,250
	1,455,000		Steel Dynamics, Inc., 5.125%, 10/1/21 (144A)	1,505,925
	665,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	694,925
				$4,452,701
			Forest Products - 0.2%
	1,460,000		Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$1,525,700
			Paper Products - 0.5%
	435,000		Appvion, Inc., 9.0%, 6/1/20 (144A)	$339,300
	1,215,000		Neenah Paper, Inc., 5.25%, 5/15/21 (144A)	1,215,000
	515,000		Rayonier AM Products, Inc., 5.5%, 6/1/24 (144A)	486,675
	2,155,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	2,063,412
	200,000		Unifrax I LLC, 7.5%, 2/15/19 (144A)	203,000
				$4,307,387
			Total Materials	$31,388,050
			Capital Goods - 2.5%
			Aerospace & Defense - 0.3%
	105,000		CPI International, Inc., 8.0%, 2/15/18	$108,938
	730,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	709,925
	20,000		DynCorp International, Inc., 10.375%, 7/1/17	17,150
	1,160,000		LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)	1,160,000
	550,000		Triumph Group, Inc., 5.25%, 6/1/22	556,875
				$2,552,888
			Building Products - 0.3%
	100,000		Gibraltar Industries, Inc., 6.25%, 2/1/21	$103,000
	1,255,000		Griffon Corp., 5.25%, 3/1/22	1,207,938
	1,050,000		Masco Corp., 5.95%, 3/15/22	1,155,000
	100,000		Masco Corp., 7.125%, 3/15/20	114,250
				$2,580,188
			Construction & Engineering - 0.4%
	655,000		AECOM Technology Corp., 5.75%, 10/15/22 (144A)	$689,388
	655,000		AECOM Technology Corp., 5.875%, 10/15/24 (144A)	692,662
	1,685,000		MasTec, Inc., 4.875%, 3/15/23	1,609,175
	625,000		OAS Investments GmbH, 8.25%, 10/19/19 (144A)	607,812
				$3,599,037
			Electrical Components & Equipment - 0.2%
	2,090,000		General Cable Corp., 6.5%, 10/1/22	$1,839,200
			Industrial Conglomerates - 0.3%
	225,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$245,250
	2,505,000		Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)	2,617,725
				$2,862,975
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	350,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$362,250
	645,000		Meritor, Inc., 6.25%, 2/15/24	657,900
	375,000		Navistar International Corp., 8.25%, 11/1/21	385,500
	500,000		Titan International, Inc., 6.875%, 10/1/20	451,250
				$1,856,900
			Industrial Machinery - 0.5%
	1,000,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$900,000
	435,000		Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	465,450
	1,270,000		EnPro Industries, Inc., 5.875%, 9/15/22 (144A)	1,301,750
	80,000		Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	85,200
	1,130,000		Xerium Technologies, Inc., 8.875%, 6/15/18	1,192,150
				$3,944,550
			Trading Companies & Distributors - 0.3%
	1,290,000		Avis Budget Car Rental LLC, 5.5%, 4/1/23	$1,296,450
	150,000		H&E Equipment Services, Inc., 7.0%, 9/1/22	160,125
	100,000		TRAC Intermodal LLC, 11.0%, 8/15/19	110,250
	640,000		United Rentals North America, Inc., 5.75%, 11/15/24	671,200
				$2,238,025
			Total Capital Goods	$21,473,763
			Commercial Services & Supplies - 1.2%
			Commercial Printing - 0.1%
	1,090,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$1,049,125
	160,000		Mustang Merger Corp., 8.5%, 8/15/21 (144A)	161,600
				$1,210,725
			Environmental & Facilities Services - 0.1%
	380,000		Covanta Holding Corp., 5.875%, 3/1/24	$392,350
	100,000		Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	94,000
	500,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	516,250
				$1,002,600
			Diversified Support Services - 1.0%
	2,580,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	$2,425,200
	3,050,000		The Geo Group, Inc., 5.875%, 10/15/24	3,141,500
	2,005,000		TMS International Corp., 7.625%, 10/15/21 (144A)	2,095,225
	635,000		Transfield Services, Ltd., 8.375%, 5/15/20 (144A)	681,038
				$8,342,963
			Total Commercial Services & Supplies	$10,556,288
			Transportation - 1.4%
			Air Freight & Logistics - 0.2%
	1,375,000		XPO Logistics, Inc., 7.875%, 9/1/19 (144A)	$1,440,312
			Airlines - 0.8%
	1,960,000		Gol LuxCo SA, 8.875%, 1/24/22 (144A)	$1,925,700
	2,960,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	2,937,800
	2,300,000		United Continental Holdings, Inc., 6.0%, 7/15/26	2,225,250
	150,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	152,625
				$7,241,375
			Railroads - 0.3%
	1,015,000		Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	$1,047,358
	1,330,000		Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	1,354,938
				$2,402,296
			Trucking - 0.1%
	760,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$815,100
			Airport Services - 0.0% †
	149,600		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$159,025
			Total Transportation	$12,058,108
			Automobiles & Components - 0.5%
			Auto Parts & Equipment - 0.5%
	760,000		Dana Holding Corp., 6.0%, 9/15/23	$798,000
	640,000		Meritor, Inc., 6.75%, 6/15/21	675,200
	2,675,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	2,718,469
				$4,191,669
			Total Automobiles & Components	$4,191,669
			Consumer Durables & Apparel - 0.6%
			Home Furnishings - 0.1%
	325,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	$346,938
			Homebuilding - 0.3%
	250,000		Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$265,625
	300,000		DR Horton, Inc., 5.75%, 8/15/23	319,875
	150,000		KB Home, 7.0%, 12/15/21	160,500
	50,000		KB Home, Inc., 8.0%, 3/15/20	55,750
	135,000		Lennar Corp., 4.75%, 11/15/22	132,975
	170,000		Meritage Homes Corp., 7.0%, 4/1/22	184,450
	950,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	971,375
	505,000		Standard Pacific Corp., 6.25%, 12/15/21	530,250
	205,000		The Ryland Group, Inc., 5.375%, 10/1/22	200,900
				$2,821,700
			Housewares & Specialties - 0.1%
	700,000		PC Nextco Holdings LLC, 8.75%, 8/15/19	$710,500
			Textiles - 0.1%
	500,000		Polymer Group, Inc., 6.875%, 6/1/19 (144A)	$493,750
	680,000		Springs Industries, Inc., 6.25%, 6/1/21	667,250
				$1,161,000
			Total Consumer Durables & Apparel	$5,040,138
			Consumer Services - 0.9%
			Casinos & Gaming - 0.4%
	3,125,000		Scientific Games International, Inc., 6.25%, 9/1/20	$2,500,000
	1,120,000		Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	1,122,800
				$3,622,800
			Hotels, Resorts & Cruise Lines - 0.0% †
	50,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	$54,125
			Education Services - 0.0% †
	100,000		Cambium Learning Group, Inc., 9.75%, 2/15/17	$98,000
			Specialized Consumer Services - 0.5%
	1,085,000		Ashtead Capital, Inc., 5.625%, 10/1/24 (144A)	$1,131,112
	1,885,000		Sotheby's, 5.25%, 10/1/22 (144A)	1,847,300
	735,000		StoneMor Partners LP, 7.875%, 6/1/21 (144A)	766,238
				$3,744,650
			Total Consumer Services	$7,519,575
			Media - 1.5%
			Advertising - 0.0% †
	300,000		Lamar Media Corp., 5.375%, 1/15/24	$310,500
			Broadcasting - 0.2%
	165,000		CCO Holdings LLC, 5.75%, 1/15/24	$168,919
	100,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	104,500
	1,745,000		Mediacom Broadband LLC, 5.5%, 4/15/21	1,840,975
				$2,114,394
			Cable & Satellite - 0.2%
	1,440,000		CCO Holdings LLC, 5.75%, 9/1/23	$1,474,200
			Movies & Entertainment - 0.9%
	870,000		Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)	$924,375
	475,000		Production Resource Group, Inc., 8.875%, 5/1/19	358,625
	315,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	297,675
	2,650,000		SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)	2,524,125
	1,900,000		WMG Acquisition Corp., 5.625%, 4/15/22 (144A)	1,909,500
	1,625,000		WMG Acquisition Corp., 6.75%, 4/15/22 (144A)	1,600,625
				$7,614,925
			Publishing - 0.2%
	1,505,000		Gannett Co, Inc., 6.375%, 10/15/23	$1,617,875
			Total Media	$13,131,894
			Retailing - 1.7%
			Distributors - 0.2%
	1,800,000		LKQ Corp., 4.75%, 5/15/23	$1,739,520
			Department Stores - 0.1%
	1,000,000		Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)	$1,066,686
			Apparel Retail - 0.0% †
	300,000		Brown Shoe Co., Inc., 7.125%, 5/15/19	$315,000
			Computer & Electronics Retail - 0.3%
	1,985,000		Rent-A-Center, Inc., 4.75%, 5/1/21	$1,682,288
	1,135,000		Rent-A-Center, Inc., 6.625%, 11/15/20	1,095,275
				$2,777,563
			Specialty Stores - 0.6%
	3,615,000		Outerwall, Inc., 5.875%, 6/15/21 (144A)	$3,488,475
	605,000		Outerwall, Inc., 6.0%, 3/15/19	597,438
	460,000		Petco Holdings, Inc., 8.5%, 10/15/17 (8.50% Cash, 9.25% PIK) (144A) (PIK)	462,300
	250,000		Radio Systems Corp., 8.375%, 11/1/19 (144A)	270,938
				$4,819,151
			Automotive Retail - 0.5%
	1,130,000		CST Brands, Inc., 5.0%, 5/1/23	$1,121,525
	3,440,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	3,371,200
				$4,492,725
			Total Retailing	$15,210,645
			Food & Staples Retailing - 0.2%
			Food Distributors - 0.1%
	325,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)	$356,080
	685,000		KeHE Distributors LLC, 7.625%, 8/15/21 (144A)	727,812
				$1,083,892
			Food Retail - 0.1%
	455,000		Darling Ingredients, Inc., 5.375%, 1/15/22	$456,138
			Total Food & Staples Retailing	$1,540,030
			Food, Beverage & Tobacco - 1.4%
			Soft Drinks - 0.2%
	2,075,000		Cott Beverages, Inc., 5.375%, 7/1/22 (144A)	$2,054,250
			Agricultural Products - 0.1%
	270,000		Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	$265,950
	200,000		Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	162,000
	550,000		Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	514,250
				$942,200
			Packaged Foods & Meats - 0.9%
	463,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	$508,142
	1,710,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	1,722,825
	125,000		FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	132,344
	1,775,000		Post Holdings, Inc., 6.0%, 12/15/22 (144A)	1,712,875
	3,375,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	3,370,781
	160,000		Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)	166,000
				$7,612,967
			Tobacco - 0.2%
	1,575,000		Alliance One International, Inc., 9.875%, 7/15/21	$1,504,125
			Total Food, Beverage & Tobacco	$12,113,542
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
	965,256		Monitronics International, Inc., 9.125%, 4/1/20	$994,214
	1,150,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	1,150,000
				$2,144,214
			Total Household & Personal Products	$2,144,214
			Health Care Equipment & Services - 2.1%
			Health Care Supplies - 0.2%
	1,125,000		Halyard Health, Inc., 6.25%, 10/15/22 (144A)	$1,150,312
			Health Care Services - 0.4%
	1,305,000		BioScrip, Inc., 8.875%, 2/15/21 (144A)	$1,331,100
	1,865,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,902,300
	100,000		ExamWorks Group, Inc., 9.0%, 7/15/19	107,000
	40,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	42,850
	80,000		Truven Health Analytics, Inc., 10.625%, 6/1/20	85,600
				$3,468,850
			Health Care Facilities - 1.4%
	1,425,000		Amsurg Corp., 5.625%, 7/15/22 (144A)	$1,476,478
	3,105,000		CHS, 6.875%, 2/1/22 (144A)	3,345,638
	700,000		CHS, Inc., 7.125%, 7/15/20	757,750
	1,065,000		CHS, Inc., 8.0%, 11/15/19	1,150,200
	330,000		HCA, Inc., 5.875%, 3/15/22	362,175
	3,175,000		Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	3,127,375
	300,000		LifePoint Hospitals, Inc., 5.5%, 12/1/21	314,250
	2,085,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	1,944,471
				$12,478,337
			Managed Health Care - 0.1%
	1,000,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$1,029,800
			Health Care Technology - 0.0% †
	100,000		MedAssets, Inc., 8.0%, 11/15/18	$103,750
			Total Health Care Equipment & Services	$18,231,049
			Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
			Biotechnology - 0.0% †
	250,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$235,625
			Pharmaceuticals - 0.3%
	1,255,000		Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$1,226,762
	1,260,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	1,266,300
				$2,493,062
			Total Pharmaceuticals, Biotechnology & Life Sciences	$2,728,687
			Banks - 1.1%
			Diversified Banks - 1.0%
	1,550,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	$1,592,625
	2,075,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	2,072,406
	250,000		CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	249,530
INR	303,000,000		Inter-American Development Bank, 6.0%, 9/5/17	4,979,355
IDR	2,000,000,000		Inter-American Development Bank, 7.25%, 7/17/17	164,493
				$9,058,409
			Regional Banks - 0.0% †
	30,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$32,745
			Thrifts & Mortgage Finance - 0.1%
	400,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	$399,000
			Total Banks	$9,490,154
			Diversified Financials - 1.4%
			Other Diversified Financial Services - 0.1%
	100,000	7.12	General Electric Capital Corp., Floating Rate Note (Perpetual)	$116,500
	540,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	568,944
	325,000		Summit Midstream Holdings LLC, 7.5%, 7/1/21	352,625
	300,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	300,000
				$1,338,069
			Specialized Finance - 0.8%
	975,000		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$975,000
	100,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	110,208
	1,815,000		DFC Finance Corp., 10.5%, 6/15/20 (144A)	1,774,162
	1,995,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	1,855,350
	1,915,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	1,780,950
	100,000		Nationstar Mortgage LLC, 6.5%, 8/1/18	98,000
	450,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	465,750
				$7,059,420
			Consumer Finance - 0.2%
	200,000		Jefferies Finance LLC, 7.375%, 4/1/20 (144A)	$199,000
	1,290,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	1,257,750
				$1,456,750
			Asset Management & Custody Banks - 0.3%
	1,800,000		JBS Investment Management, Ltd., 7.25%, 4/3/24	$1,912,500
	400,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	378,500
				$2,291,000
			Total Diversified Financials	$12,145,239
			Insurance - 1.1%
			Insurance Brokers - 0.0% †
	200,000		USI, Inc. New York, 7.75%, 1/15/21 (144A)	$202,500
			Reinsurance - 1.1%
	300,000	N/A	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	$322,380
	500,000	4.02	Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)	507,750
	250,000	4.27	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	254,675
	250,000	5.28	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	256,425
	500,000	6.86	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	529,850
	275,000	5.03	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	278,465
	600,000	7.40	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	626,400
	600,000		Gloucester Segregated Account (Kane SAC Ltd,), Variable Rate Notes, 6/12/15	556,320
	1,050,000		Dartmouth Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 12/31/14	1,039,500
	800,000	N/A	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	799,360
	500,000	8.53	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	536,400
	250,000	11.76	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	269,700
	250,000	8.01	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	259,900
	500,000	8.61	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	520,150
	350,000	8.76	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	361,515
	600,000	5.76	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	629,820
	500,000	4.51	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	519,000
	250,000	10.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	276,725
	500,000	3.01	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)	506,950
	250,000	4.01	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	255,125
	250,000	16.28	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	263,625
	250,000	6.26	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	251,200
				$9,821,235
			Total Insurance	$10,023,735
			Real Estate - 0.5%
			Diversified REIT - 0.1%
	1,130,000		MPT Operating Partnership LP, 5.5%, 5/1/24	$1,169,409
			Specialized REIT - 0.1%
	1,025,000		Iron Mountain, Inc., 5.75%, 8/15/24	$1,045,500
			Diversified Real Estate Activities - 0.2%
	1,260,000		Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$1,367,100
			Real Estate Services - 0.1%
	1,210,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,232,869
			Total Real Estate	$4,814,878
			Software & Services - 0.6%
			Internet Software & Services - 0.2%
	1,245,000		Bankrate, Inc., 6.125%, 8/15/18 (144A)	$1,220,100
	149,421		First Data Holdings, Inc., 14.5% (0.00% cash, 14.5% PIK), 9/24/19 (144A) (PIK)	158,087
	325,000		j2 Global, Inc., 8.0%, 8/1/20	350,188
				$1,728,375
			Data Processing & Outsourced Services - 0.4%
	260,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$274,950
	1,700,000		Audatex North America, Inc., 6.125%, 11/1/23 (144A)	1,802,000
	130,000		First Data Corp., 11.75%, 8/15/21	152,425
	1,290,000		NeuStar, Inc., 4.5%, 1/15/23	1,115,850
				$3,345,225
			Total Software & Services	$5,073,600
			Technology Hardware & Equipment - 0.5%
			Electronic Equipment Manufacturers - 0.4%
	2,520,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$2,671,200
	1,150,000		Zebra Technologies Corp., 7.25%, 10/15/22 (144A)	1,210,375
				$3,881,575
			Electronic Components - 0.1%
	410,000		Belden, Inc., 5.5%, 9/1/22 (144A)	$417,175
			Total Technology Hardware & Equipment	$4,298,750
			Semiconductors & Semiconductor Equipment - 0.9%
			Semiconductor Equipment - 0.2%
	2,100,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$2,136,750
			Semiconductors - 0.7%
	1,000,000		Advanced Micro Devices, Inc., 6.75%, 3/1/19	$945,000
	4,350,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	3,817,125
	1,085,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	992,775
				$5,754,900
			Total Semiconductors & Semiconductor Equipment	$7,891,650
			Telecommunication Services - 2.3%
			Integrated Telecommunication Services - 1.5%
	200,000		CenturyLink, Inc., 5.8%, 3/15/22	$212,000
	700,000		CenturyLink, Inc., 6.45%, 6/15/21	766,500
	1,325,000		CenturyLink, Inc., 6.75%, 12/1/23	1,470,750
	450,000		CenturyLink, Inc., 7.6%, 9/15/39	454,500
	133,000		Cincinnati Bell, Inc., 8.75%, 3/15/18	137,655
	300,000		Frontier Communications Corp., 6.25%, 9/15/21	309,938
	2,040,000		Frontier Communications Corp., 7.125%, 1/15/23	2,172,600
	100,000		Frontier Communications Corp., 7.625%, 4/15/24	107,500
	317,000		Frontier Communications Corp., 8.5%, 4/15/20	365,342
	160,000		Frontier Communications Corp., 8.75%, 4/15/22	184,800
	800,000		Frontier Communications Corp., 9.25%, 7/1/21	954,000
	1,200,000		GCI, Inc., 6.75%, 6/1/21	1,194,000
	300,000		GCI, Inc., 8.625%, 11/15/19	312,750
	2,680,000		Windstream Corp., 6.375%, 8/1/23	2,700,100
	770,000		Windstream Corp., 7.5%, 6/1/22	818,125
	590,000		Windstream Corp., 7.75%, 10/1/21	631,300
				$12,791,860
			Wireless Telecommunication Services - 0.8%
	200,000		Altice Finco SA, 8.125%, 1/15/24 (144A)	$210,500
	2,455,000		Sprint Corp., 7.125%, 6/15/24 (144A)	2,522,512
	200,000		Sprint Corp., 7.25%, 9/15/21 (144A)	211,500
	3,000,000		T-Mobile USA, Inc., 6.0%, 3/1/23	3,090,000
	215,000		T-Mobile USA, Inc., 6.5%, 1/15/24	225,212
	100,000		T-Mobile USA, Inc., 6.625%, 11/15/20	105,375
	335,000		T-Mobile USA, Inc., 6.836%, 4/28/23	354,262
	100,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)	101,049
	100,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)	105,315
				$6,925,725
			Total Telecommunication Services	$19,717,585
			Utilities - 1.0%
			Electric Utilities - 0.1%
	865,000		ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$867,162
	335,000		RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)	333,325
				$1,200,487
			Gas Utilities - 0.4%
	625,000		Ferrellgas LP, 6.5%, 5/1/21	$629,688
	2,305,000		Ferrellgas LP, 6.75%, 1/15/22	2,322,288
	549,000		Star Gas Partners LP, 8.875%, 12/1/17	573,019
				$3,524,995
			Independent Power Producers & Energy Traders - 0.5%
	175,000		AES Corp. Virginia, 4.875%, 5/15/23	$174,562
	2,825,000		NRG Energy, Inc., 6.25%, 5/1/24 (144A)	2,916,812
	600,000		NRG Energy, Inc., 6.25%, 7/15/22	627,000
	635,000		NRG Energy, Inc., 6.625%, 3/15/23	669,925
	75,000		NRG Energy, Inc., 7.625%, 1/15/18	84,188
				$4,472,487
			Total Utilities	$9,197,969
			TOTAL CORPORATE BONDS
			(Cost $323,330,757)	$316,795,046

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
	9,367,831		Fannie Mae, 3.5%, 4/1/44	$9,698,816
	9,788,922		Fannie Mae, 4.0%, 5/1/44	10,407,616
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $19,630,309)	$20,106,432

			FOREIGN GOVERNMENT BONDS - 2.9%
	842,000		Indonesia Government International Bond, 6.625%, 2/17/37 (144A)	$983,035
IDR	56,217,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28	3,772,144
IDR	44,685,000,000		Indonesia Treasury Bond, 8.375%, 3/15/24	3,777,056
IDR	175,219,000,000		Indonesia Treasury Bond, 9.0%, 3/15/29	15,228,467
LKR	160,000,000		Sri Lanka Government Bonds, 9.0%, 5/1/21	1,335,991
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $25,398,943)	$25,096,693

			SENIOR FLOATING RATE LOAN INTERESTS - 1.5% **
			Energy - 0.5%
			Oil & Gas Drilling - 0.1%
	1,034,680	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$1,003,640
			Oil & Gas Equipment & Services - 0.3%
	2,955,000	8.50	Templar Energy LLC, New Term Loan, 11/25/20	$2,694,591
			Oil & Gas Exploration & Production - 0.1%
	856,610	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$827,914
			Total Energy	$4,526,145
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	231,356	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$230,199
			Industrial Conglomerates - 0.0% †
	200,000	8.25	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$199,938
			Total Capital Goods	$430,137
			Commercial Services & Supplies - 0.0% †
			Security & Alarm Services - 0.0% †
	58,507	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$58,379
			Total Commercial Services & Supplies	$58,379
			Automobiles & Components - 0.0% †
			Auto Parts & Equipment - 0.0% †
	97,974	4.50	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	$97,882
			Total Automobiles & Components	$97,882
			Consumer Durables & Apparel - 0.0% †
			Leisure Products - 0.0% †
	113,143	4.00	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$111,389
			Apparel, Accessories & Luxury Goods - 0.0% †
	143,284	5.75	Renfro Corp., Tranche B Term Loan, 1/23/19	$136,120
			Total Consumer Durables & Apparel	$247,509
			Consumer Services - 0.5%
			Restaurants - 0.5%
	4,250,000	0.00	Burger King Worldwide Inc., Bridge Loan, 8/26/15	$4,250,000
			Total Consumer Services	$4,250,000
			Media - 0.1%
			Broadcasting - 0.0% †
	147,758	4.25	NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20	$144,803
	59,063	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	58,552
				$203,355
			Publishing - 0.1%
	893,250	6.25	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19	$895,856
			Total Media	$1,099,211
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.1%
	700,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	$637,875
			Total Food & Staples Retailing	$637,875
			Food, Beverage & Tobacco - 0.0% †
			Packaged Foods & Meats - 0.0% †
	199,000	6.75	Hostess Brands, Inc., Term B Loan, 2/25/20	$203,229
			Total Food, Beverage & Tobacco	$203,229
			Health Care Equipment & Services - 0.1%
			Health Care Services - 0.1%
	184,088	6.75	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	$184,778
	44,551	6.50	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	44,811
	89,103	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	89,623
				$319,212
			Total Health Care Equipment & Services	$319,212
			Banks - 0.0% †
			Thrifts & Mortgage Finance - 0.0% †
	147,750	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$142,763
			Total Banks	$142,763
			Software & Services - 0.1%
			IT Consulting & Other Services - 0.1%
	748,125	4.50	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	$740,644
			Application Software - 0.0% †
	95,549	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	$95,131
			Total Software & Services	$835,775
			Telecommunication Services - 0.0% †
			Integrated Telecommunication Services - 0.0% †
	107,442	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	$106,018
			Total Telecommunication Services	$106,018
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $13,265,834)	$12,954,135
	Shares
			EXCHANGE TRADED FUNDS - 1.4%
	607,727		BlackRock MuniVest Fund, Inc.	$5,943,570
	413,753		BlackRock MuniYield Fund, Inc.	5,999,418
				$11,942,988
			TOTAL EXCHANGE TRADED FUNDS
			(Cost $11,530,334)	$11,942,988

			TOTAL INVESTMENT IN SECURITIES - 95.2%
			(Cost $830,956,629) (a)	$830,358,380
			OTHER ASSETS & LIABILITIES - 4.8%	$42,209,064
			TOTAL NET ASSETS - 100.0%	$872,567,444

	*		Non-income producing security.

	+		Amount rounds to less than 0.1%.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2014, the value of these securities amounted to $182,351,622 or 20.9% of total net assets.

	(A.D.R.)		American Depositary Receipts.

	PIK		Represents a pay-in-kind security.

	REIT		Real Estate Investment Trust

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise
			money in case of a catastrophe.

	(Perpetual)		Security with no stated maturity date.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At October 31, 2014, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $832,467,143 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$32,452,206

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(34,560,969)

			Net unrealized depreciation	$(2,108,763)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end

	(c)		Security represents the interest only portion payments on a pool of underlying mortgages or
			mortgage-backed securities.

	(d)		Security is in default and is non-income producing.

	(e)		Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers)

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	IDR		Indonesian Rupiah
	LKR		Sri Lankan Rupee

	TOTAL RETURN RATE SWAP AGREEMENTS
	Notional Principal ($)	Counterparty	Pay/Receive	Obligation Entity/Index	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation
JPY	(163,535)	Citibank NA	Pay	JPX NIKKEI Index 400	JPY LIBOR BBA	6/5/15	$576,038

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:
			JPY	Japanese Yen

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$6,609,184	-	$6,609,184
	Preferred Stocks
	Transportation
	Air Freight & Logistics	-	44,909	-	44,909
	Banks
	Regional Banks	160,338	104,531	-	264,869
	Insurance
	Reinsurance	-	-	1,099,140	1,099,140
	All Other Preferred Stocks	2,062,520	-	-	2,062,520
	Convertible Preferred Stocks	-	852,257	-	852,257
	Common Stocks
	Energy
	Integrated Oil & Gas	2,112,050	9,891,990	-	12,004,040
	Oil & Gas Exploration & Production	4,335	262,702	-	267,037
	Oil & Gas Refining & Marketing	-	1,545,584	-	1,545,584
	Coal & Consumable Fuels	-	1,107,364	-	1,107,364
	Materials
	Fertilizers & Agricultural Chemicals	-	2,150,414	-	2,150,414
	Diversified Metals & Mining	-	14,903	-	14,903
	Steel	-	2,898,046	-	2,898,046
	Transportation
	Air Freight & Logistics	-	20,748	-	20,748
	Automobiles & Components
	Tires & Rubber	-	6,068,974	-	6,068,974
	Consumer Durables & Apparel
	Homebuilding	-	4,577,116	-	4,577,116
	Household Appliances	-	2,339,276	-	2,339,276
	Textiles	-	3,112,768	-	3,112,768
	Consumer Services
	Restaurants	-	3,597,186	-	3,597,186
	Pharmaceuticals, Biotechnology & Life Sciences
	Pharmaceuticals	42,569,479	47,909,577	-	90,479,056
	Banks
	Diversified Banks	9,227,488	27,072,929	-	36,300,417
	Insurance
	Multi-line Insurance	-	2,152,616	-	2,152,616
	Real Estate
	Diversified REIT	7,599,195	2,674,321	-	10,273,516
	Industrial REIT	-	15,398,038	-	15,398,038
	Software & Services
	IT Consulting & Other Services	-	103,458	-	103,458
	Technology Hardware & Equipment
	Electronic Equipment Manufacturers	-	2,159,396	-	2,159,396
	Electronic Manufacturing Services	-	1,836,440	-	1,836,440
	Technology Hardware, Storage & Peripherals	3,594,258	3,494,970	-	7,089,228
	Semiconductors & Semiconductor Equipment
	Semiconductors	-	672,400	-	672,400
	Telecommunication Services
	Integrated Telecommunication Services	15,547,028	17,774,847	-	33,321,875
	Utilities
	Multi-Utilities	-	4,615,808	-	4,615,808
	Renewable Electricity	-	2,937,208	-	2,937,208
	All Other Common Stocks	157,874,340	-	-	157,874,340
	Asset Backed Securities	-	9,392,362	-	9,392,362
	Collateralized Mortgage Obligations	-	18,220,593	-	18,220,593
	Corporate Bonds
	Materials
	Diversified Metals & Mining	-	-	21,500	21,500
	Insurance
	Reinsurance	-	-	1,918,200	1,918,200
	All Other Corporate Bonds	-	314,855,346	-	314,855,346
	Foreign Government Bonds	-	25,096,693	-	25,096,693
	US Government Agency Obligations	-	20,106,432	-	20,106,432
	Senior Floating Rate Loan Interests	-	12,954,135	-	12,954,135
	Exchange Traded Funds	11,942,988	-	-	11,942,988
	Total	$252,694,019	$574,625,521	$3,038,840	$830,358,380

	Other Financial Instruments
	Net unrealized appreciation on futures contracts	$(1,194,362)	$-	-	$(1,194,362)
	Net unrealized appreciation on total return rate swaps	-	576,038	-	576,038
	Total Other Financial Instruments	$(1,194,362)	$576,038	$-	$(618,324)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Preferred Stocks	Corporate Bonds	Total

	Balance as of 7/31/14	$1,446,495	$1,580,050	$3,026,545
	Realized gain (loss)	-	-	-
	Change in unrealized appreciation (depreciation)	(347,355)	410,158	62,803
	Purchases	-	-	-
	Sales	-	(50,508)	(50,508)
	Transfers in to Level 3*	-	-	-
	Transfers out of Level 3*	-	-	-
	Balance as of 10/31/14	$1,099,140	$1,939,700	$3,038,840

*	Transfers are calculated on the beginning of period values. During the six months ended July 31, 2014, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 10/31/14	$62,803

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 30, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date January 30, 2015

* Print the name and title of each signing officer under his or her signature.